[Graphic] FEDERATED INVESTORS

FEDERATED LIMITED TERM FUND

6TH SEMI-ANNUAL REPORT

MAY 31, 1997

ESTABLISHED 1992

PRESIDENT'S MESSAGE

[Graphic]

Dear Shareholder:

I am pleased to present the 6th Semi-Annual Report for Federated
Limited Term Fund. This Report covers the six-month period from December 1, 1996, through May 31, 1997.

Established in 1992, this short-term bond fund holds securities with maturities between those of money market instruments, i.e., 40-60 days, and government issues, i.e., maturities of 1-3 years. As a result, shareholders can generally expect higher income than money market fund instruments and lower income than longer term government bond funds.* At the end of the period, the fund's assets totaled $110 million.

This report begins with an interview with portfolio managers Randall
S. Bauer and Deborah A. Cunningham, both vice presidents of Federated Advisers. Following the interview are three additional items of shareholder interest: a series of graphs showing investment performance, a complete listing of the fund's holdings, and its financial statements.

The reporting period was marked by low inflation and higher short-term rates, which makes for an attractive income environment for investors in short-term securities. Although the fund's net asset value declined slightly in this rising rate environment, it was impacted less than bond funds with longer maturities. For the six-month period ended May 31, 1997, the fund's share performance and income distributions follow.**


                               NAV          NAV         NAV                TOTAL RETURN
                             12/1/96      5/31/97     CHANGE    INCOME     BASED ON NAV

 Class A Shares               $9.91        $9.81        -1%      $0.30        2.04%
 Class F Shares               $9.91        $9.81        -1%      $0.30        2.09%

 * Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares and Class F Shares were 1.02% and 0.04%, respectively.

Thank you for choosing Federated Limited Term Fund as a conservative way to pursue income through a diversified, high-quality portfolio of short-term securities. Remember, reinvesting your earnings is a convenient way to build your account -- and helps to build your account through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1997

INVESTMENT REVIEW

[Graphic]

Randall S. Bauer
Vice President
Federated Advisers

[Graphic]

Deborah A. Cunningham
Vice President
Federated Advisers

[Graphic]

DURING THE REPORTING PERIOD, THE BOND MARKET CONTINUED TO EXPERIENCE VOLATILITY, AND THE FEDERAL RESERVE BOARD (THE "FED") FINALLY DELIVERED A MUCH-ANTICIPATED RATE INCREASE. WHAT ARE YOUR COMMENTS ON THE MARKET'S

ACTIVITY OVER THIS SIX-MONTH REPORTING PERIOD?

The level of economic activity was clearly higher than originally anticipated by the market. The most interesting thing about the economy's continued strength was that it was not accompanied by an attendant increase in inflation. Bond investors discounted this fact, however, and continued to push yields higher. The 2-year Treasury note, a representative security for the part of the yield curve in which the fund invests, increased in yield by 62 basis points over the period under review. This had the net effect of increasing the real yield (i.e., inflation-adjusted yield) on fixed-income securities to an even more attractive level. The fact that the Fed chose to increase short-term interest rates in an effort to "stay ahead of the inflation curve" makes fixed-income investments even more attractive for the intermediate term, since higher short-term rates should eventually translate into a lower overall level of economic activity, which should be beneficial for bonds.

[Graphic]

HOW DID FEDERATED LIMITED TERM FUND'S PORTFOLIO OF 2- TO 3-YEAR
MATURITY SECURITIES WEATHER THE PERIOD IN TERMS OF TOTAL RETURN AND
INCOME?

The fund's performance was in line with that of its peer group, the Lipper Short Investment Grade Debt Funds category, which recorded an average return for the period of 2.05%.* While both share classes experienced a $0.10 per share decrease in net asset value, the fund's Class A Shares produced a total return of 2.04%, based on net asset value, and monthly dividends totaling $0.30 per share.** Class F Shares produced a total return of 2.09%, based on net asset value, and paid monthly dividends totaling $0.30 per share.**

 * Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical
   Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares and Class F Shares were 1.02% and 0.04%, respectively.

The 30-day current yield for Class A Shares and Class F Shares increased from 5.96% and 6.06% to 6.09% and 6.19%, respectively, based on net asset value, from the first day to last day of the period, reflecting higher yields available on securities purchased into the fund.+

[Graphic]

HOW WERE THE FUND'S NET ASSETS ALLOCATED AT THE END OF THE PERIOD
AMONG TYPES OF SECURITIES AND CREDIT QUALITY?

Traditionally, the fund's net assets are allocated across three major security classes: traditional corporate securities, asset-backed securities and mortgage-backed securities. Over the past six months, the fund's largest allocation was in corporates, which has been the best performing group of the three. On May 31, 1997, approximately 42% of the fund's assets were in corporate securities, with 27% in mortgage-backed securities and 23% in asset-backed issues. The remaining 8% of assets were in cash.

With regard to credit quality, the fund continued to maintain a solid investment-grade average quality profile. At the end of the period under review, in addition to the 8% cash position (consisting of repurchase agreements backed by U.S. government securities), 32% of the securities in the fund were rated "AAA," 8% were rated "AA," 19% were rated "A," 23% were rated "BBB," and 10% were rated below investment grade.

[Graphic]

WITH ONE RATE INCREASE BEHIND US, WHAT IS YOUR OUTLOOK FOR RATES FOR THE BALANCE OF 1997, AND DO YOU ANTICIPATE ANY PORTFOLIO ADJUSTMENTS IN

RESPONSE?

While fund management's intermediate outlook on the bond market remains favorable as noted above, the short term will be clouded by the potential for another Fed tightening. This concern is causing management to keep the fund's interest rate exposure, as measured by its effective modified duration, somewhat below neutral. If the Fed were to again increase short-term rates, duration would be extended, as any further interest rate increase by the Fed could be the last for some time. In addition, any signs of significant economic slowdown would also be met with an increase in duration, in order to take best advantage of any potential decline in bond yields.

+ The 30-day current net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day current yield based on offering price for Class A and Class F Shares was 6.09% and 6.19%, respectively.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED LIMITED TERM FUND

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $6,000 IN THE CLASS A SHARES OF FEDERATED LIMITED TERM FUND ON 1/14/92, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $7,998 ON 5/31/97. YOU WOULD HAVE EARNED A 5.49%* AVERAGE ANNUAL TOTAL RETURN FOR THE 5-YEAR INVESTMENT LIFESPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/97, the Class A Shares' average annual one-year, five-year and since inception (1/14/92) total returns were 6.94%, 5.56%, and 5.63%, respectively. The Class F Shares' average annual one-year, and since inception (9/1/93) total returns were 5.97% and 4.58%, respectively.*

["Graphic representation A1 omitted. See Appendix."]

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% sales charge for Class A Shares, and the 1% sales charge and 1% contingent deferred sales charge for Class F Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED LIMITED TERM FUND

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR SIX YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $6,954.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Fund on 1/14/92, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $6,000, but your account would have reached a total value of $6,954* by 5/31/97. You would have earned an average annual total return of 5.19%.

A practical investment plan helps you pursue income from short-term bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

["Graphic representation A2 omitted. See Appendix."]

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED LIMITED TERM FUND

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR UNPLANNED EXPENSES

While most investors focus on planned financial goals, Phil and Kate Porter also invest to help with life's unplanned expenses. On 1/14/92 they invested $10,000 in Federated Limited Term Fund to start an emergency reserve account. By 5/31/97, their account had grown to $13,658, achieving an average annual return of 5.49%.*

Over time, they may draw on the accumulated income to pay for everything from major car repairs to household plumbing emergencies.

The fund helps them accumulate more than they could through a money market fund, yet its short-term nature helps keep principal fluctuation to a minimum. With Federated Limited Term Fund, they can take comfort in the fact that they have a reserve to help with whatever unforeseen expenses lie ahead.

["Graphic representation A3 omitted. See Appendix."]

* This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED LIMITED TERM FUND
PORTFOLIO UPDATE

["Graphic representation A4 omitted. See Appendix."]

FEDERATED LIMITED TERM FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)


    PRINCIPAL

     AMOUNT                                                                                                            VALUE

 ADJUSTABLE RATE MORTGAGES -- 2.3%
                   GOVERNMENT AGENCY -- 2.3%

 $      933,253 (a)Federal Home Loan Mortgage Corp., ARMs, 7.66%, 9/1/2019                                      $      973,458
      1,006,836 (a)Federal Home Loan Mortgage Corp., ARMs, 7.60%, 12/1/2018                                          1,050,694
        338,749 (a)Federal National Mortgage Association, ARMs, 8.07%, 12/1/2020                                       358,400
        120,502 (a)Federal National Mortgage Association, ARMs, 7.78%, 11/1/2017                                       127,358
                     TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,445,766)                                    2,509,910
 ASSET-BACKED SECURITIES -- 21.9%
                   AUTOMOBILE -- 8.8%

        685,175    Daimler-Benz Auto Grantor Trust 1995-A, Class A, 5.85%, 5/15/2002                                   685,867
      1,033,202    Navistar Financial Corp. Owner Trust 1994-B, 6.63%, 1/15/2000                                     1,039,556
      1,392,268    Navistar Financial Corp. Owner Trust 1995-A, Class B, 6.85%, 11/20/2001                           1,399,800
      2,887,000    Premier Auto Trust 1995-3, Class B, 6.25%, 8/6/2001                                               2,875,712
      1,950,000    Team Fleet Financing Corp. Series 1997-1 , Class B, 7.80%, 5/15/2003                              1,969,188
      1,850,000    Yamaha Motor Master Trust 1995-1, Class A, 6.20%, 5/15/2003                                       1,824,045
                     Total                                                                                            9,794,168
                   CREDIT CARD -- 6.8%
      1,850,000    Banco Nacional de Mexico S.A., Credit Card Merchant Voucher

                   Receivables Master Trust 1996-A, Class A1, 6.25%, 12/1/2003                                       1,802,807
      3,000,000    Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, 7/1/2003                               2,950,830
        750,000    Dayton Hudson Credit Card Master Trust 1995-1, Class A, 6.10%, 2/25/2002                            751,553
      2,000,000    Household Affinity Credit Card Master Trust 1993-1, Class B, 5.30%, 9/15/2000                     1,959,800
                     Total                                                                                           7,464,990
                   HOME EQUITY LOAN -- 4.5%
        656,717    AFC Home Equity Loan Trust 1992-3, Class A, 7.05%, 8/15/2007                                        656,999
        394,174    Advanta HEL Trust 1991-1, Class A, 9.00%, 2/25/2006                                                 407,426
      1,638,195    Merrill Lynch Home Equity Loan Trust 1993-1, Class B, 6.50%, 2/15/2003                            1,649,826

FEDERATED LIMITED TERM FUND

    PRINCIPAL

     AMOUNT                                                                                                            VALUE

 ASSET-BACKED SECURITIES -- CONTINUED
                   HOME EQUITY LOAN -- CONTINUED

 $    1,000,000    Merrill Lynch Mortgage Investors, Inc. 1993-C, Series 1993-C, Class
                   A4, 6.50%, 3/15/2018                                                                          $   1,011,250
        457,348    The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007                                 454,800
        763,690    The Money Store Home Equity Trust 1992-A, Class A, 6.95%, 1/15/2007                                 762,422
                     Total                                                                                           4,942,723
                   MARINE RECEIVABLES -- 1.8%
      1,941,406    CBNJ Boat Loan Trust 1994-1, Class A, 6.89%, 5/18/2012                                            1,953,598
                     TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $24,110,984)                                    24,155,479
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.0%
                   COMMERCIAL MORTGAGE -- 2.0%

      4,000,000    First Union Lehman Brothers Commercial Mortgage Trust 1997-C1,

                   Series 1997C1, Class IO, 1.307%, 4/18/2029                                                          315,000
      1,900,000 (b)K Mart CMBS Financing, Inc. Series 1997-1, Series 1997-1, Class D,
                   6.475%, 3/1/2007                                                                                  1,903,572
                     Total                                                                                           2,218,572

                   GOVERNMENT AGENCY -- 0.5%

     36,299,517    Vendee Mortgage Trust 1995-1C, Series 1995-1C, Class 3IO, .2925%,

                   2/15/2025                                                                                           567,361
                   WHOLE LOAN -- 17.5%
      2,771,641 (a)Citicorp. Mortgage Securities, Inc., Series 1992-18, Series 1992-18,

                   Class A-1, 7.26%, 11/25/2022                                                                      2,789,823
      2,950,000    Prudential Home Mortgage Securities, Inc. 1992-32, Class A-6, 7.50%,
                   10/25/2022                                                                                        2,952,626
      4,941,822 (b)Prudential Home Mortgage Securities, Inc. 1995-G, Class B2, 7.9158%,
                   5/30/2024                                                                                         4,421,399
      3,786,982    Residential Accredit Loans, Inc. 1996-QS8, Class A3, 7.05%, 12/25/2026                            3,753,846
      2,100,000    Residential Accredit Loans, Inc. 1997-QS2, Class A3, 7.25%, 3/31/2027                             2,097,375

FEDERATED LIMITED TERM FUND


    PRINCIPAL

     AMOUNT                                                                                                            VALUE

 COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED
                   WHOLE LOAN -- CONTINUED

 $    3,270,000    Resolution Trust Corp. 1992-15, Series 1992-15, Class B3, 10.00%, 7/25/2027                  $    3,342,038
                     Total                                                                                          19,357,107
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $21,911,380)                        22,143,040
 CORPORATE BONDS -- 41.6%

                   AUTOMOBILE -- 0.7%

        775,000    Chrysler Corp., Deb., 10.95%, 8/1/2017                                                              825,453
                   BANKING -- 7.7%

      3,000,000 (a)Chase Manhattan Corp., Sub. Note, 5.25%, 12/5/2009                                                2,938,020
      2,000,000 (a)Citicorp, Sub. Note, 5.5375%, 10/25/2005                                                          1,969,300
      3,615,000 (a)Citicorp, Sub. Note, 6.00%, 6/28/2005                                                             3,565,294
                     Total                                                                                           8,472,614
                   CABLE TELEVISION -- 5.8%
      1,900,000    Continental Cablevision, Sr. Sub. Note, 10.625%, 6/15/2002                                        2,009,820
      2,000,000    EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%, 3/15/2004                       1,360,000
      2,800,000    TKR Cable, Inc., 10.50%, 10/30/2007                                                               3,072,244
                     Total                                                                                           6,442,064

                   ELECTRONICS -- 1.8%

      2,000,000    Polaroid Corp., 6.75%, 1/15/2002                                                                  1,971,100
                   FINANCE - AUTOMOTIVE -- 2.7%
      3,000,000    Ford Motor Credit Corp., Medium Term Note, 7.02%, 10/10/2000                                      3,022,800
                   FINANCIAL SERVICES -- 3.6%
      3,750,000    AIM Management Group, 9.00%, 11/15/2003                                                           4,024,275
                   FOOD & DRUG RETAILERS -- 0.7%
        700,000    Kroger Co., Inc., Note, 9.25%, 1/1/2005                                                             742,000

FEDERATED LIMITED TERM FUND


    PRINCIPAL

     AMOUNT                                                                                                            VALUE

 CORPORATE BONDS -- CONTINUED

                   HEALTHCARE -- 3.0%

 $    1,975,000    Healthsource, Inc., Conv. Bond, 5.00%, 3/1/2003                                              $    1,971,129
      1,325,000 (b)Healthsource, Inc., Conv. Bond, 5.00%, 3/1/2003                                                   1,322,403
                     Total                                                                                           3,293,532
                   HOTELS, MOTELS, INNS & CASINOS -- 2.8%
        500,000 (b)Hyatt Equities, L.L.C., 6.80%, 5/15/2000                                                            501,250
      2,400,000    La Quinta Inns, Inc., Sr. Sub. Note, 9.25%, 5/15/2003                                             2,511,000
                     Total                                                                                           3,012,250
                   INDUSTRIAL PRODUCTS & EQUIPMENT -- 1.5%
      1,600,000    Figgie International Holdings, Inc., Sr. Note, 9.875%, 10/1/1999                                  1,666,000
                   INSURANCE -- 2.0%

      2,000,000    GEICO Corp., Deb., 9.15%, 9/15/2021                                                               2,193,960
                   RETAIL -- 1.3%

      1,450,000    Shopko Stores, Inc., 8.50%, 3/15/2002                                                             1,479,000
                   SERVICES -- 0.9%

      1,000,000    Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003                                                    1,023,340
                   TELECOMMUNICATIONS & CELLULAR -- 2.0%
      2,000,000    British Telecommunication PLC, 9.625%, 2/15/2019                                                  2,172,120
                   UTILITIES -- 5.1%

      2,000,000    Boston Edison Co., Deb., 5.95%, 3/15/1998                                                         1,998,840
      1,400,000    Pennsylvania Power & Light Company, 9.25%, 10/1/2019                                              1,492,414
      2,000,000    Union Electric Co., 1st Mtg. Bond, 8.75%, 12/1/2021                                               2,111,900
                     Total                                                                                           5,603,154
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $46,470,755)                                            45,943,662
 GOVERNMENTS AGENCIES -- 3.7%
                   SOVEREIGN GOVERNMENT -- 0.9%

      1,000,000 (b)United Mexican States, 7.6875%, 8/6/2001                                                          1,009,499

FEDERATED LIMITED TERM FUND


    PRINCIPAL

     AMOUNT                                                                                                            VALUE

 GOVERNMENTS AGENCIES -- CONTINUED

                   STATE/PROVINCIAL -- 2.8%

 $    3,700,000    Ontario Hydro, 10.00%, 3/19/2001                                                              $   3,062,803
                     TOTAL GOVERNMENTS AGENCIES (IDENTIFIED COST $4,181,122)                                         4,072,302
 MORTGAGE BACKED SECURITIES -- 3.8%
                   GOVERNMENT AGENCY -- 3.8%

      1,831,633    Federal Home Loan Mortgage Corp., 6.00%, 4/1/2003                                                 1,782,399
      2,317,452    Government National Mortgage Association, 8.50%, 8/15/2026                                        2,400,741
                     TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $4,170,740)                                   4,183,140
 (C)REPURCHASE AGREEMENTS -- 7.8%
      8,665,000  BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997

                 (AT AMORTIZED COST)                                                                                 8,665,000
                  TOTAL INVESTMENTS (IDENTIFIED COST $111,955,747)(D)                                            $ 111,672,533

(a) Denotes variable rate and floating rate obligations for which the current rate is shown.

(b) Denotes a restricted security, which is subject to restrictions on resale under Federal Securities Laws. At the end of the period, these securities amounted to $9,158,123 which represents 8.3% of net assets.

(c) The repurchase agreement is fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $111,955,747. The net unrealized depreciation of investments on a federal tax basis amounts to $283,214 which is comprised of $730,802 appreciation and $1,014,016 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($110,425,915) at May 31, 1997.

The following acronym is used throughout this portfolio:

ARMs -- Adjustable Rate Mortgages
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $111,955,747)                   $111,672,533
 Income receivable                                                                                     1,182,819
 Receivable for shares sold                                                                                2,534
 Net receivable for foreign currency exchange contracts sold                                               8,640
 Deferred expenses                                                                                        20,923
    Total assets                                                                                     112,887,449
 LIABILITIES:
 Payable for investments purchased                                                   $1,560,900
 Payable for shares redeemed                                                            252,653
 Income distribution payable                                                            555,560
 Payable to Bank                                                                          1,364
 Accrued expenses                                                                        91,057
    Total liabilities                                                                                  2,461,534
 NET ASSETS for 11,251,455 shares outstanding                                                       $110,425,915

 NET ASSETS CONSIST OF:

 Paid in capital                                                                                    $121,517,889
 Net unrealized depreciation of investments and translation of assets and
 liabilities in foreign currency                                                                       (266,014)
 Accumulated net realized loss on investments and foreign currency transactions                     (10,828,453)
 Undistributed net investment income                                                                       2,493
    Total Net Assets                                                                                $110,425,915
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:

 Net Asset Value Per Share ($101,481,308 / 10,340,070 shares outstanding)                                  $9.81
 Offering Price Per Share (100/99.00 of $9.81)*                                                            $9.91
 Redemption Proceeds Per Share                                                                             $9.81
 CLASS F SHARES:

 Net Asset Value Per Share ($8,944,607 / 911,385 shares outstanding)                                       $9.81
 Offering Price Per Share (100/99.00 of $9.81)*                                                            $9.91
 Redemption Proceeds Per Share (99.00/100 of $9.81)**                                                      $9.71

 * See "What Shares Cost" in the Prospectus.
** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                      $ 4,113,798
 EXPENSES:

 Investment advisory fee                                                     $    231,700
 Administrative personnel and services fee                                         77,288
 Custodian fees                                                                    14,187
 Transfer and dividend disbursing agent fees and expenses                          88,024
 Directors'/Trustees' fees                                                          2,002
 Auditing fees                                                                      7,462
 Legal fees                                                                         2,003
 Portfolio accounting fees                                                         31,986
 Distribution services fee -- Class A Shares                                      267,705
 Distribution services fee -- Class F Shares                                        6,576
 Shareholder services fee -- Class A Shares                                       133,852
 Shareholder services fee -- Class F Shares                                        10,960
 Share registration costs                                                          10,920
 Printing and postage                                                              25,417
 Insurance premiums                                                                 2,243
 Taxes                                                                             12,437
 Miscellaneous                                                                     19,959
   Total expenses                                                                 944,721
 Waivers --

   Waiver of investment advisory fee                        $   (146,566)
   Waiver of distribution services fee -- Class A Shares        (160,623)
   Waiver of distribution services fee -- Class F Shares            (877)
   Waiver of shareholder services fee -- Class F Shares           (1,315)
     Total waivers                                                               (309,381)
       Net expenses                                                                                635,340
         Net investment income                                                                   3,478,458
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 AND FOREIGN CURRENCY:

 Net realized gain on investments and foreign currency                                             313,393
 transactions
 Net change in unrealized depreciation of investments and translation of assets and liabilities
 in foreign currency                                                                            (1,401,560)
    Net realized and unrealized loss on investments and foreign currency                        (1,088,167)
      Change in net assets resulting from operations                                           $ 2,390,291


(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                  SIX MONTHS
                                                                                     ENDED          YEAR ENDED

                                                                                  (UNAUDITED)      NOVEMBER 30,
                                                                                 MAY 31, 1997          1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                         $     3,478,458    $    7,793,407
 Net realized gain (loss) on investments and foreign currency transactions ($313,393 and ($97,950), respectively, as computed for
 federal tax purposes)                                                                 313,393         (127,055)
 Net change in unrealized appreciation/depreciation of investments

 and translation of assets and liabilities in foreign currency                     (1,401,560)         (986,773)
  Change in net assets resulting from operations                                     2,390,291         6,679,579
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income

  Class A Shares                                                                   (3,258,300)       (7,170,778)
  Class F Shares                                                                     (270,973)         (585,285)
  Change in net assets resulting from distributions to shareholders                (3,529,273)       (7,756,063)
 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                                       17,913,323        29,931,476
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                              1,890,053         5,052,858
 Cost of shares redeemed                                                          (33,351,176)      (57,429,451)
  Change in net assets resulting from share transactions                          (13,547,800)      (22,445,117)
  Change in net assets                                                            (14,686,782)      (23,521,601)
 NET ASSETS:

 Beginning of period                                                               125,112,697       148,634,298
 End of period (including undistributed net investment income of
 $2,493 and $53,308, respectively)                                             $   110,425,915     $ 125,112,697

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND
FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                    SIX MONTHS

                                      ENDED
                                   (UNAUDITED)

                                     MAY 31,              YEAR ENDED NOVEMBER 30,
                                      1997       1996      1995       1994    1993      1992(A)

 NET ASSET VALUE,
 BEGINNING OF PERIOD                 $ 9.91    $ 9.97    $ 9.48     $10.17   $10.00     $10.01
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                0.30      0.59      0.55       0.53     0.63      0.519
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                    (0.10)    (0.06)     0.49      (0.66)    0.19     (0.008)
  Total from investment                0.20      0.53      1.04      (0.13)    0.82      0.511
  operations
 LESS DISTRIBUTIONS

  Distributions from net

  investment income                   (0.30)    (0.59)    (0.55)     (0.53)   (0.63)    (0.519)
  Distributions in excess of
  net investment income                 --        --        --       (0.02)   (0.02)    (0.002)
  Distributions from net
  realized gain on investments and
  foreign currency transactions         --        --        --       (0.01)     --        --
  Total distributions                 (0.30)    (0.59)    (0.55)     (0.56)   (0.65)    (0.521)
 NET ASSET VALUE, END OF             $ 9.81    $ 9.91    $ 9.97     $ 9.48   $10.17     $10.00
 PERIOD

 TOTAL RETURN(B)                       2.04%     5.54%    11.29%     (1.30%)   8.19%      5.21%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                             1.10%*    1.10%     1.10%      1.10%    1.01%      0.67%*
  Net investment income                6.00%*    6.04%     6.13%      5.52%    5.75%      6.17%*
  Expense waiver(c)                    0.55%*    0.56%     0.43%      0.39%    0.49%      1.06%*
 SUPPLEMENTAL DATA

  Net assets, end of period        $101,481  $116,174  $138,451   $178,771 $248,876    $57,225
  (000 omitted)

  Portfolio turnover                     28%      104%       63%        63%      38%        60%

* Computed on an annualized basis.

(a) Reflects operations for the period from January 13, 1992 (date of initial public investment) to November 30, 1992. For the period from the start of business, December 5, 1991 to January 12, 1992, the net investment income was distributed to the Fund's investment adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND
FINANCIAL HIGHLIGHTS -- CLASS F SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                      SIX MONTHS

                                                        ENDED
                                                     (UNAUDITED)

                                                       MAY 31,              YEAR ENDED NOVEMBER 30,
                                                         1997       1996     1995        1994         1993(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.91    $ 9.97     $ 9.48       $10.17       $10.24
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                  0.30      0.66       0.61         0.55         0.15
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      (0.10)    (0.12)      0.44        (0.67)       (0.07)
  Total from investment operations                       0.20      0.54       1.05        (0.12)        0.08
 LESS DISTRIBUTIONS

  Distributions from net investment income              (0.30)    (0.60)     (0.56)       (0.55)       (0.15)
  Distributions in excess of net investment
  income(b)                                               --        --         --         (0.01)         --
  Distributions from net realized gain on
  investments and foreign currency
  transactions                                            --        --         --         (0.01)         --
  Total distributions                                   (0.30)    (0.60)     (0.56)       (0.57)       (0.15)
 NET ASSET VALUE, END OF PERIOD                        $ 9.81    $ 9.91     $ 9.97       $ 9.48       $10.17
 TOTAL RETURN(C)                                         2.09%     5.64%     11.39%       (1.20%)       0.78%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                               1.01%*    1.00%      1.00%        0.99%        1.00%*
  Net investment income                                  6.10%*    6.14%      6.22%        5.67%        7.10%*
  Expense waiver(d)                                      0.30%*    0.31%      0.18%        0.13%        0.39%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)              $8,945    $8,938    $10,183      $13,415       $7,230
  Portfolio turnover                                       28%      104%        63%          63%          38%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 31, 1993 (date of initial public offering) to November 30, 1993.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM FUND
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted-average duration of which will at all times be limited to three years.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   FOREIGN EXCHANGE CONTRACTS -- The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

   At May 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:


   SETTLEMENT DATE    CONTRACTS TO    IN EXCHANGE    CONTRACTS      UNREALIZED
    CONTRACTS SOLD      DELIVER          FOR         AT VALUE      APPRECIATION

       8/27/97            4,457,872      $3,263,449    $3,254,809        $8,640
                          Canadian
                           Dollars


FEDERATED LIMITED TERM FUND

   FOREIGN CURRENCY TRANSLATION -- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

   Additional information on each restricted security held at May 31, 1997 is as follows:


    SECURITY                                         ACQUISITION DATE      ACQUISITION COST
    Healthsource, Inc.                                   3/27/1997            $1,308,833
    Hyatt Equities, L.L.C.                               5/15/1997               499,070
    K Mart CMBS Financing, Inc.                          2/27/1997             1,900,000
    Prudential Home Mortgage
    Securities, Inc.                                     6/13/1996             4,185,106
    United Mexican States                                7/29/1996               998,279

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:


                 PERCENTAGE OF
                  PAR VALUE

CLASS NAME       AUTHORIZED
Class A        1,000,000,000
Class F        1,000,000,000


Transactions in capital stock were as follows:


                                                           YEAR ENDED                     YEAR ENDED
                                                         MAY 31, 1997                  NOVEMBER 30, 1996

 CLASS A SHARES                                     SHARES         AMOUNT        SHARES             AMOUNT
 Shares sold                                      1,700,295    $ 16,727,521     2,805,603       $   27,464,259
 Shares issued to shareholders in payment of
 distributions declared                             178,999       1,759,433       480,026            4,713,413
 Shares redeemed                                 (3,264,110)    (32,124,482)   (5,449,139)         (53,449,243)
  Net change resulting from Class A Share

  transactions                                   (1,384,816)   $(13,637,528)   (2,163,510)      $  (21,271,571)
                                                                 YEAR ENDED               YEAR ENDED
                                                         MAY 31, 1997                  NOVEMBER 30, 1996

 CLASS F SHARES                                     SHARES         AMOUNT        SHARES             AMOUNT
 Shares sold                                        120,649    $  1,185,802       250,466        $   2,467,217
 Shares issued to shareholders in payment of
 distributions declared                              13,287         130,620        34,590              339,445
 Shares redeemed                                   (124,651)     (1,226,694)     (404,495)          (3,980,208)
  Net change resulting from Class F Share

  transactions                                        9,285    $     89,728      (119,439)      $   (1,173,546)
   Net change resulting from share
   transactions                                  (1,375,531)   $(13,547,800)   (2,282,949)      $  (22,445,117)

FEDERATED LIMITED TERM FUND

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.


                          PERCENTAGE OF
                          AVERAGE DAILY

   SHARE CLASS NAME    NET ASSETS OF CLASS

   Class A                 0.50%
   Class F                 0.15%


   FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

FEDERATED LIMITED TERM FUND

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:


PURCHASES            $31,092,937
SALES                $47,160,925


DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

Richard B. Fisher
  President

J. Christopher Donahue
  Executive Vice President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
J. Crilley Kelly

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]

Federated Investors
Federated Securities Corp., Distributor

Cusip 338319106
Cusip 338319304
3070201 (7/97)

[Graphic]

[Graphic] FEDERATED INVESTORS

FEDERATED

LIMITED TERM

MUNICIPAL
FUND

4TH SEMI-ANNUAL REPORT

MAY 31, 1997
ESTABLISHED 1993

PRESIDENT's MESSAGE

[Graphic]

Dear Shareholder:

The Federated Limited Term Municipal Fund was established in 1993, and I am pleased to present the 4th Semi-Annual Report. This report covers the six-month reporting period from December 1, 1996, through May 31, 1997.

First, you will find a discussion with Jeff Kozemchak, Vice President, Federated Advisers, who co-manages the fund with Mary Jo Ochson, Senior Vice President, Federated Advisers. Next are three additional items of shareholder interest: a series of graphs showing investment performance, a complete listing of the fund's holdings, and its financial statements.

The fund's portfolio of short-term municipal bonds with a weighted average duration of less than four years pursues attractive tax-free income.* The fund's yield is between tax-free money market fund instruments' rates and longer term municipal bonds.** As a result, it can offer more income than money market instruments, but less income than long-term, tax-free municipal bonds.

For the six-month period ended May 31, 1997, the fund's share performance and income distributions follow.***

                     NAV       NAV      NAV              TOTAL RETURN
                   12/1/96   5/31/97   CHANGE   INCOME   BASED ON NAV

 Class A Shares     $9.76     $9.71    -0.5%   $0.2012      1.57%
 Class F Shares     $9.76     $9.71    -0.5%   $0.2133      1.69%

During the reporting period, which was marked by rising rates, the fund's total return performance was consistent with the 1.64% return of the fund's benchmark, the Lipper Short Municipal Debt category.**** However, thanks to holdings in higher yielding sectors of the municipal market, the fund's 30-day distribution rate of 4.17% for Class A Shares+, based on net asset value, and 4.42% for Class F Shares was above par, which equates to a tax-equivalent yield of 6.90%++ and 7.32%, respectively, for investors in the 39.60% tax bracket. The 30-day SEC yields for Class A Shares, based on net asset value, and Class F Shares were 4.11% and 4.36%, respectively.+++

* Income may be subject to the federal alternative minimum tax.

** Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares and Class F Shares were 0.54% and 0.65%, respectively.

**** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper
     Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

+ The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The 30-day distribution rate based on offering price for Class A Shares was 4.13%.

++ The tax-equivalent yield based on offering price for Class A Shares was 6.84%.

+++ The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day SEC yield based on offering price for Class A Shares was 4.07%.

At the end of the period, the fund's $82.8 million portfolio was invested as follows: 45% A or better, 38% BBB, 17% non-rated.++++ The fund owned 77 municipal securities. These included bonds issued for hospitals, single-family housing authorities, electric revenue, and resource recovery bonds -- with an average of 1.20% in each of the above issues.

Thank you for choosing Federated Limited Term Municipal Fund as a relatively conservative way to pursue tax-free income from short-term municipal issues. Remember, reinvesting your earnings and adding to your account on a regular basis are two convenient ways to gain the benefit of compounding.+++++

As always, we welcome your comments and suggestions.

Sincerely,
[Graphic]

Richard B. Fisher
President
July 15, 1997

++++ Ratings are according to Standard & Poor's Ratings Group.

+++++ Systematic investing does not ensure a profit or protect against loss in declining markets.

INVESTMENT REVIEW

[Graphic]
Jeff A. Kozemchak, CFA
Vice President
Federated Advisers

[Graphic]
Mary Jo Ochson

Senior Vice President
Federated Advisers

[Graphic]

HOW WOULD YOU CHARACTERIZE THE ECONOMY AND THE SHORT-TERM MUNICIPAL BOND MARKET OVER THE SIX-MONTH REPORTING PERIOD?

Although it did not occur until near the middle of the fund's reporting period, the Federal Reserve Board (the "Fed") brought about the first change in monetary policy in over a year. On March 25, 1997, the Fed voted to raise the Federal Funds Target Rate from 5.25% to 5.50%, in the face of stronger-than-expected demand. The move was viewed as being preemptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions.

Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. Before the reporting period began, the economy had been showing signs of slowing, thereby allaying the market's fears about inflation. Then, in December, the market's uneasiness was once more ignited as a string of economic statistics showed stronger growth, and Chairman Greenspan made cautionary statements regarding inflation and "irrational exuberance" in the equity market.

With inflation still appearing to be benign, the market tolerated a steady pace of growth into early 1997. However, Chairman Greenspan's testimony before Congress in late February marked a turning point for the short-term municipal bond markets -- indeed the equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. This statement by the Fed caused a sharp reversal in interest rate movement and the market's perception about the future Fed policy. The ensuing weeks brought continued evidence of persistent strength, and culminated in the Fed's action at the Federal Open Market Committee in late March. In early April, the financial markets continued to focus on the likelihood of an additional tightening move later in May, causing short-term bond interest rates to rise even further. However, in late April and throughout May, interest rates reversed direction and fell as a slowing in consumer demand, combined with continued benign inflation numbers, influenced the Fed to leave the target rate unchanged in late May.

Interest rates in the short-term, fixed-income markets reflected the changes in both Fed monetary policy and market expectations. The yield on 3-year, A-rated municipal bonds began the period at a low of 4.22% in early December, but rose to 4.50% by late January. By mid-February, they had fallen back to 4.25%, but then reversed direction and rose steadily to a period high of 4.75% in late April. Yields then trended lower to end the period at 4.55%.

[Graphic]

HOW DID FEDERATED LIMITED TERM MUNICIPAL FUND PERFORM IN THIS ENVIRONMENT?

The fund performed relatively well over the period, in view of the rise in both short- and long-term interest rates during the period. The fund is managed primarily for tax-exempt income with minimal fluctuation of principal. Investors in the Class A Shares of the fund received a six-month total return of 1.57%, based on net asset value. For investors in the Class F Shares, total return was 1.69%, based on net asset value.* Impacting the fund's total return was a slight decrease in the net asset value per share of 0.51% (from $9.76 to $9.71), and income and reinvestment returns, net of share expenses, of 2.08% and 2.20% for Class A Shares and Class F Shares, respectively. These results are about on a par with the 1.64% average return for the 29 funds in its peer group, the Lipper Short Municipal Debt category.**

For the one-year period ended May 31, 1997, the Class A Shares and Class F Shares earned an annual total return of 3.59% and 3.85%, respectively, based on net asset value.+

[Graphic]

INCOME IS AN IMPORTANT CONSIDERATION FOR SHAREHOLDERS. WHAT LEVEL OF INCOME DID THE FUND PRODUCE?

For the six-month reporting period, the fund's income totaled $0.2012 per share for Class A Shares and $0.2133 per share for Class F Shares. These income levels correspond to tax-exempt distribution rates of 4.14% and 4.39% for investors in the Class A Shares and Class F
Shares, respectively.

Also, as of May 31, 1997, the fund posted 30-day distribution rates of 4.17% for the Class A Shares and 4.42% for the Class F Shares. These rates are equivalent to taxable rates of 6.90% (A Shares) and 7.32% (F Shares), assuming a top marginal tax rate of 39.6%. The 30-day SEC yields for Class A Shares and Class F Shares were 4.11% and 4.36%, respectively.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period based on offering price for Class A
  Shares and Class F Shares were 0.54% and 0.65%, respectively.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. Lipper figures do not reflect sales charges.

+ Total returns for the 12-month period ended 5/31/97 based on offering price for Class A Shares and Class F Shares were 2.54% and 2.79%, respectively.

[Graphic]

WITH ONE RATE INCREASE BY THE FED BEHIND US, WHAT IS YOUR OUTLOOK FOR RATES THROUGH 1997, AND DO YOU ANTICIPATE STRATEGY CHANGES IN
RESPONSE?

Our near-term outlook is still one of caution. We expect growth to pick up in the third quarter after a weaker second quarter. Although the Fed decided to hold short-term interest rates steady in the May meeting, our expectations are that the Fed will eventually find cause to tighten monetary policy further in 1997 -- perhaps as soon as in September 1997. We also anticipate that any tightening cycle will not be long in terms of magnitude or duration. The preemptive mode by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not anywhere near the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the fund, and maintain lower effective average maturity and duration targets until market conditions indicate otherwise.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED LIMITED TERM MUNICIPAL FUND

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $4,000 IN THE CLASS A SHARES OF FEDERATED LIMITED TERM MUNICIPAL FUND ON 9/1/93, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $4,528 ON 5/31/97. YOU WOULD HAVE EARNED A 3.36%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFESPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/97, the Class A Shares' average annual one-year and since inception (9/1/93) total returns were 2.86%, and 3.44%, respectively. Class F Shares' average annual one-year and since inception (9/1/93) total returns were 3.11% and 3.65%, respectively.*

["Graphic representation A5 omitted. See Appendix."]

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% sales charge applicable to an initial investment in Class A Shares and the 1% contingent deferred sales charge for Class F Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED LIMITED TERM MUNICIPAL FUND

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 4 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $4,313.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Municipal Fund on 9/1/93, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $4,000 but your account would have reached a total value of $4,313 by 5/31/97. You would have earned an average annual total return of 3.47%.*

A practical investment plan helps you pursue income by investing in short-term municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work!

["Graphic representation A6 omitted. See Appendix."]

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED LIMITED TERM MUNICIPAL FUND
PORTFOLIO UPDATE

["Graphic representation A7 omitted. See Appendix."]

FEDERATED LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 1997 (UNAUDITED)


   PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                     RATING*     VALUE

 LONG-TERM MUNICIPAL SECURITIES -- 93.4%
             ALABAMA -- 1.8%

 $   470,000 Mobile, AL, GO Warrants, 4.75%, 8/15/1998                           NR    $    473,224
     490,000 Mobile, AL, GO Warrants, 4.85%, 8/15/1999                           NR         491,901
     515,000 Mobile, AL, GO Warrants, 4.95%, 8/15/2000                           NR         516,385
              Total                                                                       1,481,510

             CALIFORNIA -- 1.9%

   1,500,000 California Statewide Communities Development Authority,
             Certificates of Participation, 5.00% (Queen of Angels-

             Hollywood Presbyterian Medical Center), 1/1/2001                     A       1,504,005

             COLORADO -- 4.4%

     500,000 Colorado Student Obligation Bond Authority, Student Loan

             Revenue Bonds, 5.20%, 9/1/1997                                       A         501,310
   1,000,000 Colorado Student Obligation Bond Authority, Student Loan
             Revenue Bonds, 5.40%, 9/1/1998                                       A       1,011,480
   2,000,000 Denver, CO City & County Airport Authority, Airport System
             Revenue Bonds (Series 1996C), 5.05%, 11/15/2000                     BBB      2,007,820
              Total                                                                       3,520,610
             ILLINOIS -- 9.2%

     750,000 Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples Gas

             Light & Coke Company), 3/1/2015                                     AA-        811,478
   1,000,000 Illinois Development Finance Authority, (Series 1995) Revenue
             Bonds, 5.80% (Catholic Charities Housing Development

             Corp.), 1/1/2007                                                    NR       1,009,900
     300,000 Illinois Development Finance Authority, Housing Revenue
             Bonds, 5.25% (Catholic Charities Housing Development

             Corp.)/(Achdiocese of Chicago GTD), 1/1/1999                        NR         300,645
   2,000,000 Illinois Development Finance Authority, Solid Waste Disposal

             Revenue Bonds, 7.125% (WMX Technologies, Inc.), 1/1/2001             A       2,135,460
     380,000 Illinois Educational Facilities Authority, Revenue Bonds, 5.05%
             (Illinois Institute of Technology)/(Original Issue Yield: 5.15%),

             12/1/1997                                                          BBB-        381,402

Federated Limited Term Municipal Fund

   PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                     RATING*     VALUE

 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             ILLINOIS -- CONTINUED

 $   400,000 Illinois Educational Facilities Authority, Revenue Bonds, 5.25%
             (Illinois Institute of Technology)/(Original Issue Yield: 5.35%),
             12/1/1998                                                          BBB-   $    402,708
     580,000 Illinois Health Facilities Authority, Refunding Revenue Bonds
             (Series 1996B), 4.80% (Sarah Bush Lincoln Health Center),

             2/15/1999                                                           A-         581,676

     505,000 Illinois Health Facilities Authority, Refunding Revenue Bonds
             (Series 1996B), 5.00% (Sarah Bush Lincoln Health Center),

             2/15/2000                                                           A-         506,571

     615,000 Illinois Health Facilities Authority, Refunding Revenue Bonds
             (Series 1996B), 5.00% (Sarah Bush Lincoln Health Center)/

             (Original Issue Yield: 5.10%), 2/15/2001                            A-         614,545
     670,000 Illinois Health Facilities Authority, Refunding Revenue Bonds

             (Series 1996B), 5.125% (Sarah Bush Lincoln Health Center)/

             (Original Issue Yield: 5.25%), 2/15/2002                            A-         669,256
              Total                                                                       7,413,641
             INDIANA -- 5.1%

     630,000 Indiana Health Facilty Financing Authority, Hospital
             Refunding & Revenue Bonds (Series 1996), 5.625% (Hancock

             Memorial Hospital and Health Services), 8/15/2000                  BBB+        638,429
     685,000 Indiana Health Facilty Financing Authority, Hospital Refunding

             & Revenue Bonds (Series 1996), 5.625% (Hancock Memorial

             Hospital and Health Services), 8/15/2001                           BBB+        693,494
     725,000 Indiana Health Facilty Financing Authority, Hospital
             Refunding & Revenue Bonds (Series 1996), 5.625% (Hancock

             Memorial Hospital and Health Services), 8/15/2002                  BBB+        733,236
     885,000 LaPorte County, IN Hospital Authority, Refunding Revenue
             Bonds, 5.60% (LaPorte Hospital, Inc., IN)/(Original Issue Yield:

             5.747%), 3/1/1999                                                  Baa1        892,655

     935,000 LaPorte County, IN Hospital Authority, Refunding Revenue
             Bonds, 5.80% (LaPorte Hospital, Inc., IN)/(Original Issue Yield:
             5.898%), 3/1/2000                                                  Baa1        946,977

Federated Limited Term Municipal Fund


   PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                     RATING*     VALUE

 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED

             INDIANA -- CONTINUED
 $   225,000 Marion County, IN Hospital Authority, Hospital Facility
             Revenue Refunding Bonds, 6.50% (Methodist Hospital of

             Indiana)/(Original Issue Yield: 7.374%), 9/1/2008                   AA    $    241,693
              Total                                                                       4,146,484
             IOWA -- 1.8%

   1,445,000 Des Moines, IA, Hospital Revenue & Refunding Bonds (Series
             1996A), 4.90% (Des Moines General Hospital, IA)/(Norwest

             Bank Minnesota, Minneapolis LOC), 11/15/1999                        Aa       1,453,930

             KENTUCKY -- 1.3%

   1,000,000 Jefferson County, KY, UT GO Trust Certificates, 5.25%,

             9/1/1999                                                            A+       1,016,100
             LOUISIANA -- 1.9%
   1,500,000 Louisiana State Offshore Term Authority, Deepwater Port
             Refunding Revenue Bonds (First Stage Series 1992B), 6.00%

             (Loop, Inc.), 9/1/2001                                               A       1,561,170

             MASSACHUSETTS -- 2.9%

     250,000 Greater New Bedford Regional Refuse Management District,
             MA, GO Landfill Bonds, 4.90% (Original Issue Yield: 5.00%),

             5/1/1998                                                            Baa        251,105
     750,000 Greater New Bedford Regional Refuse Management District,
             MA, UT GO Bonds, 5.00% (Original Issue Yield: 5.10%),

             5/1/1999                                                            Baa        748,613
     500,000 Greater New Bedford Regional Refuse Management District,
             MA, UT GO Bonds, 5.10% (Original Issue Yield: 5.20%),

             5/1/2000                                                            Baa        497,280
   2,000,000 Massachusetts IFA, Solid Waste Disposal Sr. Lien Revenue
             Bonds (Series A), 8.00% (Massachusetts Recycling Association),

             8/1/1999                                                            NR         865,980
              Total                                                                       2,362,978


Federated Limited Term Municipal Fund


   PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                     RATING*     VALUE

 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED


             MINNESOTA -- 3.7%

 $ 1,500,000 Maplewood, MN, Health Care Facility Revenue Bonds (Series

             1996), 5.95% (Healtheast, MN), 11/15/2006                           BBB   $  1,522,410
   1,465,000 Minneapolis, MN, Rental Housing Revenue Bonds (Series
             1994A), 4.30% TOBs (Driftwood Apartments Project)/(First

             Bank N.A., Minneapolis LOC), Mandatory Tender 11/1/1997             A+       1,464,604
              Total                                                                       2,987,014
             MISSOURI -- 1.3%

   1,000,000 Kansas City, MO IDA, PCR Bonds, 6.05% (General Motors

             Corp.), 4/1/2006                                                    A-       1,029,990
             NEW MEXICO -- 1.3%

   1,000,000 Las Cruces, NM, (Series 1995) Revenue Bonds, 6.00% (MBIA

             INS), 12/1/2001                                                     AAA      1,050,970
             NEW YORK -- 8.7%

   2,000,000 New York City, NY, UT GO Bonds (Series B), 5.30%, 8/15/2000        BBB+      2,024,280
   1,800,000 New York City, NY, UT GO Bonds (Series B), 7.50% (Original
             Issue Yield: 7.60%), 2/1/2001                                      BBB+      1,945,548
   1,000,000 New York State Dormitory Authority, Mental Health Services

             Facilities Improvement Revenue Bonds (Series A), 5.00%

             (Original Issue Yield: 5.05%), 2/15/2002                           BBB+        999,510
     500,000 New York State Dormitory Authority, Revenue Bonds, 5.10%
             (Nyack Hospital), 7/1/1998                                          Baa        502,860
   1,500,000 Port Authority of New York and New Jersey, Revenue Bonds
             (Series SS), 4.90%, 9/1/1997                                        AA-      1,501,095
              Total                                                                       6,973,293
             NORTH CAROLINA -- 2.5%

   1,000,000 North Carolina Eastern Municipal Power Agency, Power
             System Refunding Revenue Bonds (Series 1996A), 5.10%,

             1/1/2000                                                            BBB      1,005,000

Federated Limited Term Municipal Fund

   PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                     RATING*     VALUE

 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED

             NORTH CAROLINA -- CONTINUED
 $ 1,000,000 North Carolina Eastern Municipal Power Agency, Refunding
             Revenue Bonds (Series B), 5.375% (Original Issue Yield: 5.50%),

             1/1/2001                                                            BBB   $  1,012,450
              Total                                                                       2,017,450
             OHIO -- 7.3%

     335,000 Bellefontaine, OH, Hospital Facilities Revenue & Refunding
             Bonds, 5.00% (Mary Rutan Health Associates)/(Original Issue

             Yield: 5.25%), 12/1/1997                                            BBB        334,588
     630,000 Marion County, OH Health Care Facilities, Revenue Refunding
             & Improvement Bonds, 5.00% (United Church Homes, OH)/

             (Original Issue Yield: 5.25%), 11/15/1997                          BBB-        630,964
   1,550,000 Marion County, OH Hospital Authority, Hospital Refunding &

             Improvement Revenue Bonds (Series 1996), 5.50%

             (Community Hospital of Springfield), 5/15/2000                     BBB+      1,570,181
   1,345,000 Ohio Enterprise Bond Fund, (Series 1995-3) State Economic
             Development Revenue Bonds, 5.60% (Smith Steelite),

             12/1/2003                                                           A-       1,366,950

   2,000,000 Youngstown City School District, OH, Revenue Anticipation

             Note, 5.40%, 6/15/1998                                              NR       2,008,000
              Total                                                                       5,910,683

             PENNSYLVANIA -- 7.3%

   1,000,000 Allegheny County, PA Higher Education, Revenue Bonds,

             7.625% (La Roche College), 12/1/2006                                NR       1,002,250
     440,000 Allegheny County, PA Residential Finance Agency, Revenue
             Refunding Bonds (Series W), 4.875% (GNMA COL), 11/1/2014            Aaa        425,784
     955,000 Hazleton, PA Health Services Authority, Hospital Revenue
             Bonds (Series 1996), 5.40% (Hazleton-St. Joseph Medical

             Center), 7/1/2001                                                  BBB+        960,616
     195,000 Jeannette Health Services Authority, PA, Hospital Revenue
             Bonds (Series A of 1996), 4.85% (Jeannette District Memorial

             Hospital)/(Original Issue Yield: 4.95%), 11/1/2000                 BBB+        192,309

Federated Limited Term Municipal Fund

   PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                     RATING*     VALUE

 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             PENNSYLVANIA -- CONTINUED

 $   155,000 Jeannette Health Services Authority, PA, Hospital Revenue
             Bonds (Series A of 1996), 5.05% (Jeannette District Memorial

             Hospital)/(Original Issue Yield: 5.15%), 11/1/2001                 BBB+   $    152,963
     220,000 Jeannette Health Services Authority, PA, Hospital Revenue
             Bonds (Series A of 1996), 5.15% (Jeannette District Memorial

             Hospital)/(Original Issue Yield: 5.30%), 11/1/2002                 BBB+        216,726
     595,000 Philadelphia, PA Hospitals & Higher Education Facilities
             Authority, Hospital Revenue Bonds (Series 1997), 5.00%

             (Jeanes Hospital, PA), 7/1/2000                                     BBB        592,626
     620,000 Philadelphia, PA Hospitals & Higher Education Facilities
             Authority, Hospital Revenue Bonds (Series 1997), 5.20%

             (Jeanes Hospital, PA), 7/1/2001                                     BBB        618,171
     125,000 Philadelphia, PA Hospitals & Higher Education Facilities
             Authority, Hospital Revenue Bonds (Series B), 6.60%
             (Children's Seashore House, PA)/(Original Issue Yield: 6.80%),

             8/15/1998                                                           A-         128,439
     485,000 Scranton-Lackawanna, PA Health & Welfare Authority,
             Revenue Bonds (Series 1994-A), 5.75% (Allied Services

             Rehabilitation Hospitals, PA), 7/15/1997                           BBB-        485,383
   1,080,000 Scranton-Lackawanna, PA Health & Welfare Authority,
             Revenue Bonds (Series A), 6.35% (Allied Services Rehabilitation

             Hospitals, PA), 7/15/1999                                          BBB-      1,097,982
              Total                                                                       5,873,249

             PUERTO RICO -- 2.5%

   2,000,000 Puerto Rico Municipal Finance Agency, Revenue Bonds

             (Series A), 5.00% (Original Issue Yield: 5.10%), 7/1/1998           A-       2,022,900
             RHODE ISLAND -- 5.1%
   3,885,000 Rhode Island State Student Loan Authority, Student Loan
             Revenue Refunding Bond, Series B, 6.75% (Original Issue Yield:

             6.80%), 12/1/2001                                                    A       4,127,191

Federated Limited Term Municipal Fund

   PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                     RATING*     VALUE

 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED

             SOUTH DAKOTA -- 4.4%
 $   215,000 South Dakota State Health & Educational Authority, Revenue
             Bonds, 5.50% (Huron Regional Medical Center, SD)/(Original

             Issue Yield: 5.75%), 4/1/1998                                      BBB-   $    215,359
     225,000 South Dakota State Health & Educational Authority, Revenue
             Bonds, 6.00% (Huron Regional Medical Center, SD), 4/1/1999         BBB-        227,255
   3,000,000 South Dakota Student Loan Finance Corp., (Series A) Student

             Loan Revenue Bonds, 5.85%, 8/1/2000                                 A+       3,081,330
              Total                                                                       3,523,944
             TENNESSEE -- 1.5%

   1,200,000 Springfield, TN Health & Educational Facilities Board, Hospital

             Revenue Bonds, 7.50% (NorthCrest Medical Center), 4/1/2000          NR       1,231,596
             TEXAS -- 7.7%

   1,800,000 Brazos River Authority, TX, Revenue Refunding Bonds
             (Series B), 8.25% (Houston Light & Power Co.)/(Original Issue

             Yield: 8.343%), 5/1/2015                                             A       1,888,632
   1,500,000 Brazos, TX Higher Education Authority, Refunding Revenue
             Bonds (Series C-1), 5.30%, 6/1/2000                                 Aaa      1,518,225
     800,000 Greenville, TX Industrial Development Corp., Airport Revenue

             Refunding Bonds, Series 1996, 4.75% (Raytheon/E-Systems,

             Inc.), 8/1/1998                                                     NR         803,552
   1,000,000 Greenville, TX Industrial Development Corp., Airport Revenue
             Refunding Bonds, Series 1996, 5.15% (Raytheon/E-Systems,

             Inc.), 8/1/2000                                                     NR         999,550
   1,000,000 Northeast Hospital Authority, TX, Hospital Revenue Refunding
             Bonds (Series 1997), 5.25% (Northeast Medical Center Hospital),

             5/15/1999                                                           BBB      1,010,150
              Total                                                                       6,220,109

             UTAH -- 1.2%

   1,000,000 Davis County, Utah Solid Waste Management & Energy
             Recovery Special Service Dist., Refunding Revenue Bonds,

             5.30% (Original Issue Yield: 5.40%), 6/15/1999                     BBB+      1,005,040

Federated Limited Term Municipal Fund

   PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                     RATING*     VALUE

 LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             VIRGINIA -- 8.6%

 $ 2,000,000 Frederick County, VA IDA, (Series 1995) Lease Revenue Notes,

             4.75%, 12/1/1997                                                    NR    $  2,000,540
   2,150,000 King George County, VA IDA, Lease Revenue Notes (Series
             1995A), 4.875% (King George County Elementary School)/

             (Original Issue Yield: 5.05%), 8/1/1998                             NR       2,151,441
     200,000 Prince William County, VA IDA, Hospital Revenue Bonds,
             5.90% (Potomac Hospital Corp., VA), 10/1/1997                        A         201,276
     255,000 Prince William County, VA IDA, Hospital Revenue Bonds,
             6.00% (Potomac Hospital Corp., VA), 10/1/1998                        A         260,419
     255,000 Prince William County, VA IDA, Hospital Revenue Bonds,
             6.10% (Potomac Hospital Corp., VA), 10/1/1999                        A         262,734
   2,000,000 Virginia State Housing Development Authority,
             Commonwealth Mortgage Revenue Bonds (Series G-2), 5.40%,

             1/1/1998                                                            AA+      2,015,640
              Total                                                                       6,892,050

              TOTAL LONG-TERM MUNICIPAL SECURITIES

              (IDENTIFIED COST $76,043,259)                                              75,325,907
 SHORT-TERM MUNICIPAL SECURITIES -- 9.4%

             ILLINOIS -- 3.2%

   2,550,000 Rockford, IL, EDRB, 4.45% TOBs (Independence Village of
             Rockford)/(Banque Paribas, Paris LOC), Optional Tender

             12/1/1997                                                            A       2,550,000
             MINNESOTA -- 6.2%
   5,000,000 Bass Brook, MN, PCR, 4.70% TOBs (Minnesota Power and

             Light Co.), Optional Tender 6/2/1997                                P-2      5,000,005
              TOTAL SHORT-TERM MUNICIPAL SECURITIES (AT AMORTIZED COST)                   7,550,005
              TOTAL INVESTMENTS (IDENTIFIED COST $83,593,264)(A)                       $ 82,875,912

(a)The cost of investments for federal tax purposes amounts to $83,593,264. The net unrealized depreciation of investments on a federal tax basis amounts to $717,352 which is comprised of $403,960 appreciation and $1,121,312 depreciation at May 31, 1997.

* Please refer to the Appendix of the Statement of Additional
  Information for an explanation of the credit ratings.

Federated Limited Term Municipal Fund

Note: The categories of investments are shown as a percentage of net assets
      ($80,628,234) at May 31, 1997.

The following acronyms are used throughout this portfolio:

COL   -- Collateralized
EDRB  -- Economic Development Revenue Bonds
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
GTD   -- Guaranty
IDA   -- Industrial Development Authority
IFA   -- Industrial Finance Authority
INS   -- Insured
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
PCR   -- Pollution Control Revenue
TOBs  -- Tender Option Bonds
UT    -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997 (UNAUDITED)



 ASSETS:

 Total investments in securities, at value (identified and tax cost                     $  82,875,912
 $83,593,264)
 Income receivable                                                                          1,543,711
 Receivable for shares sold                                                                   340,441
 Deferred expenses                                                                             29,496
    Total assets                                                                           84,789,560
 LIABILITIES:
 Payable for investments purchased                                        $ 1,009,363
 Payable for shares redeemed                                                  270,775
 Income distribution payable                                                  314,140
 Payable to Bank                                                            2,532,878
 Accrued expenses                                                              34,170
    Total liabilities                                                                       4,161,326
 NET ASSETS for 8,305,126 shares outstanding                                            $  80,628,234
 NET ASSETS CONSIST OF:

 Paid in capital                                                                        $  83,814,165
 Net unrealized depreciation of investments                                                  (717,352)
 Accumulated net realized loss on investments                                              (2,415,246)
 Distributions in excess of net investment income                                             (53,333)
    Total Net Assets                                                                    $  80,628,234
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:

 Net Asset Value and Redemption Proceeds Per Share

 ($57,526,539 / 5,925,521 shares outstanding)                                                   $9.71
 Offering Price Per Share (100/99.00 of $9.71)*                                                 $9.81

 CLASS F SHARES:

 Net Asset Value and Offering Price Per Share

 ($23,101,695 / 2,379,605 shares outstanding)                                                   $9.71
 Redemption Proceeds Per Share (99.00/100 of $9.71)**                                           $9.61


* See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $  2,381,482
 EXPENSES:

 Investment advisory fee                                                   $   186,149
 Administrative personnel and services fee                                      77,288
 Custodian fees                                                                  7,807
 Transfer and dividend disbursing agent fees and expenses                       29,059
 Directors'/Trustees' fees                                                       2,459
 Auditing fees                                                                   7,431
 Legal fees                                                                      1,576
 Portfolio accounting fees                                                      27,534
 Distribution services fee -- Class A Shares                                    83,992
 Distribution services fee -- Class F Shares                                    19,417
 Shareholder services fee -- Class A Shares                                     83,992
 Shareholder services fee -- Class F Shares                                     32,361
 Share registration costs                                                       10,398
 Printing and postage                                                           24,291
 Insurance premiums                                                              1,456
 Taxes                                                                           3,973
 Miscellaneous                                                                  11,308
     Total expenses                                                            610,491
 Waivers and reimbursements --
     Waiver of investment advisory fee                         $ (186,149)
     Waiver of distribution services fee -- Class F Shares        (19,417)
     Reimbursement of other operating expenses                    (22,817)
         Total waivers and reimbursements                                     (228,383)
                Net expenses                                                                382,108
                  Net investment income                                                   1,999,374
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                           (14,223)
 Net change in unrealized depreciation of investments                                      (575,068)
     Net realized and unrealized loss on investments                                       (589,291)
         Change in net assets resulting from operations                                $  1,410,083

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                           SIX MONTHS
                                                                             ENDED         YEAR

                                                                          (UNAUDITED)      ENDED
                                                                            MAY 31,    NOVEMBER 30,

                                                                              1997         1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                   $   1,999,374 $  4,024,297
 Net realized gain (loss) on investments ($14,223 net loss and $25,072 net

 gain, respectively, as computed for federal tax purposes)                    (14,223)       25,072
 Net change in unrealized appreciation/depreciation                          (575,068)    (809,590)
  Change in net assets resulting from operations                             1,410,083    3,239,779
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Class A Shares                                                           (1,418,447)  (2,771,053)
  Class F Shares                                                             (580,927)  (1,253,244)
 Distributions in excess of net investment income

  Class A Shares                                                                    --     (37,377)
  Class F Shares                                                                    --     (15,956)
  Change in net assets resulting from distributions to shareholders        (1,999,374)  (4,077,630)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                               32,070,221   55,986,867
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                      1,122,283    2,751,888
 Cost of shares redeemed                                                 (51,845,367)  (49,651,826)
  Change in net assets resulting from share transactions                 (18,652,863)     9,086,929
  Change in net assets                                                   (19,242,154)     8,249,078
 NET ASSETS:

 Beginning of period                                                        99,870,388   91,621,310
 End of period                                                           $  80,628,234 $ 99,870,388

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             SIX MONTHS

                                                ENDED
                                             (UNAUDITED)

                                               MAY 31,                YEAR ENDED NOVEMBER 30,
                                                1997        1996      1995      1994     1993(A)

 NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.76    $ 9.85    $ 9.49    $10.02    $10.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                            0.20      0.40      0.46      0.43      0.10
  Net realized and unrealized gain (loss)
  on investments                                  (0.05)    (0.08)     0.36     (0.53)     0.02
  Total from investment operations                 0.15      0.32      0.82     (0.10)     0.12
 LESS DISTRIBUTIONS

  Distributions from net investment income        (0.20)    (0.40)    (0.46)    (0.43)    (0.10)
  Distributions in excess of net investment
  income(b)                                          --     (0.01)       --        --        --
  Total distributions                             (0.20)    (0.41)    (0.46)    (0.43)    (0.10)
 NET ASSET VALUE, END OF PERIOD                  $ 9.71    $ 9.76    $ 9.85    $ 9.49    $10.02
 TOTAL RETURN(C)                                   1.57%     3.34%     8.67%    (0.95%)    1.20%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                         0.89%*    0.81%     0.68%     0.63%     0.50%*
  Net investment income                            4.22%*    4.14%     4.72%     4.33%     4.30%*
  Expense waiver/reimbursement(d)                  0.45%*    0.54%     1.03%     0.94%     1.71%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)       $57,527   $73,570   $65,179   $32,644   $13,694
  Portfolio turnover                                 20%       49%       47%      135%        0%

* Computed on an annualized basis.

(a) Reflects operations for the period from September 1, 1993 (date of initial public investment) to November 30, 1993.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS -- CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              SIX MONTHS

                                                ENDED
                                             (UNAUDITED)

                                               MAY 31,              YEAR ENDED NOVEMBER 30,
                                                1997         1996      1995      1994    1993(A)

 NET ASSET VALUE, BEGINNING OF PERIOD             $ 9.76    $ 9.85    $ 9.49    $10.02   $10.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                             0.21      0.43      0.47      0.45     0.11
  Net realized and unrealized gain (loss)
  on investments                                   (0.05)    (0.08)     0.36     (0.53)    0.02
  Total from investment operations                  0.16      0.35      0.83     (0.08)    0.13
 LESS DISTRIBUTIONS

  Distributions from net investment income         (0.21)    (0.43)    (0.47)    (0.45)   (0.11)
  Distributions in excess of net investment
  income(b)                                           --     (0.01)       --        --       --
  Total distributions                              (0.21)    (0.44)    (0.47)    (0.45)   (0.11)
 NET ASSET VALUE, END OF PERIOD                   $ 9.71    $ 9.76    $ 9.85    $ 9.49   $10.02
 TOTAL RETURN(C)                                    1.69%     3.60%     8.86%    (0.75%)   1.26%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                          0.64%*    0.56%     0.49%     0.44%    0.25%*
  Net investment income                             4.49%*    4.40%     4.91%     4.57%    4.79%*
  Expense waiver/reimbursement(d)                   0.60%*    0.69%     1.12%     0.94%    1.86%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)        $23,102   $26,300   $26,442   $12,804   $3,307
  Portfolio turnover                                  20%       49%       47%      135%      0%

* Computed on an annualized basis.

(a) Reflects operations for the period from September 1, 1993 (date of initial public investment) to November 30, 1993.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax (federal regular income tax does not include alternative minimum tax) consistent with the preservation of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At November 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $2,401,023, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR     EXPIRATION AMOUNT
      2002              $1,962,014
      2003              $ 439,009

FEDERATED LIMITED TERM MUNICIPAL FUND

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                              NUMBER OF PAR VALUE

 CLASS NAME                  CAPITAL STOCK AUTHORIZED
 Class A Shares                    1,000,000,000
 Class F Shares                    1,000,000,000
 Total shares authorized           2,000,000,000

Transactions in capital stock were as follows:


                                                     SIX MONTHS ENDED             YEAR ENDED
                                                       MAY 31, 1997            NOVEMBER 30, 1996

 CLASS A SHARES                           SHARES           AMOUNT          SHARES           AMOUNT
 Shares sold                              2,966,247    $   28,827,641     4,903,674    $  48,006,252
 Shares issued to shareholders in
 payment of
 distributions declared                      83,016           806,191       200,244        1,957,251
 Shares redeemed                         (4,657,840)      (45,250,390)   (4,185,345)     (41,018,299)
  Net change resulting from

  Class A Share transactions             (1,608,577)   $  (15,616,558)      918,573     $  8,945,204

FEDERATED LIMITED TERM MUNICIPAL FUND


                                                       SIX MONTHS ENDED            YEAR ENDED
                                                         MAY 31, 1997           NOVEMBER 30, 1996

 CLASS F SHARES                              SHARES          AMOUNT       SHARES         AMOUNT
 Shares sold                                332,870    $    3,242,580       812,884     $  7,980,615
 Shares issued to shareholders in
 payment of
 distributions declared                      32,546           316,092        81,282          794,637
 Shares redeemed                           (679,115)       (6,594,977)     (884,487)      (8,633,527)
  Net change resulting from

  Class F Share transactions               (313,699)   $   (3,036,305)        9,679     $    141,725
  Net change resulting from share        (1,922,276)   $  (18,652,863)      928,252     $  9,086,929
  transactions

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Class A Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                           PERCENTAGE OF AVERAGE

  SHARE CLASS NAME      DAILY NET ASSETS OF CLASS
  Class A Shares                 0.25%
  Class F Shares                 0.15%

  The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

FEDERATED LIMITED TERM MUNICIPAL FUND

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational and/or start-up administrative service expenses of $99,798 were borne initially by Federated Advisers. The Fund has agreed to reimburse Federated Advisers for the organizational and/or start-up administrative expenses during the five-year period following effective date. For the period ended May 31, 1997, the Fund paid $14,056 pursuant to this agreement.

  INTERFUND TRANSACTIONS -- During the period ended May 31, 1997, the Corporation engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $13,900,000 and $18,703,845, respectively.

  GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

PURCHASES       $17,178,176
SALES           $33,838,577

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.

[Graphic] Federated Investors

Federated Securities Corp., Distributor

Cusip 338319502
Cusip 338319403
G00278-01 (7/97)

[Graphic]

[Graphic] FEDERATED INVESTORS

FEDERATED STRATEGIC INCOME FUND

3RD SEMI-ANNUAL REPORT

MAY 31, 1997

ESTABLISHED 1994

PRESIDENT'S MESSAGE

 [Graphic]

Dear Shareholder:

I am pleased to present the 3rd Semi-Annual Report for Federated Strategic Income Fund. This bond fund can create income from three distinct bond markets -- domestic high-quality, U.S. high-yield corporate bonds,+ and international corporate+ and government bonds. The Report covers the six-month reporting period from December 1, 1996, through May 31, 1997.

This report begins with a discussion with the fund's portfolio manager, Joseph M. Balestrino, Vice President, Federated Advisers. Following his interview are three additional items of shareholder interest: a series of graphs showing investment performance, a complete listing of the fund's holdings, and its financial statements.

This bond fund presents a strategic combination of bonds selected by a team consisting of experts in three key market sectors. These bond sectors historically have little correlation to one another, and shareholders are diversified across a very large number of issues around the world, including the U.S. markets.

While total return was impacted by continued bond market volatility that caused a slight decline in share price, your fund produced a very healthy level of income, as shown below by share class.* During the six-month period, the fund's net assets continue to grow substantially, reaching $266 million on May 31, 1997.


                     NAV       NAV        NAV                CAPITAL     TOTAL RETURN
                  12/1/96    5/31/97    CHANGE    INCOME      GAINS      BASED ON NAV

Class A Shares    $10.47     $10.35      -1%      $0.4344    $0.0299          3.38%
Class B Shares    $10.47     $10.35      -1%      $0.3941    $0.0299          2.98%
Class C Shares    $10.47     $10.35      -1%      $0.3951    $0.0299          2.99%
Class F Shares    $10.47     $10.35      -1%      $0.4344    $0.0299          3.38%


+ Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential. Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares, Class B Shares, Class C Shares, and Class F Shares were -1.24%, -2.66%, 2.00%, and 1.32%, respectively.

Thank you for participating in a diversified approach to income through Federated Strategic Income Fund. Remember, reinvesting your earnings and investing on a systematic basis are convenient ways to build your account -- and help your money grow through the benefit of compounding.**

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1997

** Systematic investing does not ensure a profit or protect against loss in declining markets.

INVESTMENT REVIEW

[Graphic]

Joseph M. Balestrino
Vice President
Federated Advisers

[Graphic]

THE MAJOR BOND MARKETS IN WHICH THE FUND INVESTS -- DOMESTIC
HIGH-QUALITY, U.S. HIGH-YIELD CORPORATE, AND INTERNATIONAL CORPORATE AND GOVERNMENT ISSUES -- CONTINUED TO EXPERIENCE VOLATILITY DURING THE SIX-MONTH REPORTING PERIOD.

WHAT IS THE FUND MANAGEMENT'S ANALYSIS?

Volatility has truly become commonplace within the various fixed-income sectors, which plays into the design of the Federated Strategic Income Fund. Investing in all three sectors can actually serve to keep the overall fund price level more stable as opposed to investing in any one sector exclusively. This is possible because the three major sectors are not closely correlated: should one sector be falling in price (as occurred in government bonds during 1996), another is likely to be rising (high-yield bonds in 1996).

Over the past six-month reporting period ended May 31, 1997, global economic activity has been biased toward growth. Thus, while fund management does not attempt to significantly rotate sector allocation, the fund has maintained very slight overweights in the two areas that can most benefit from stronger growth--high-yield and international.

[Graphic]

HOW DID FEDERATED STRATEGIC INCOME FUND PERFORM COMPARED TO THE OVERALL BOND MARKET?

The fund's Class A Shares posted a total return for the six-month reporting period ended May 31, 1997 of 3.38% based on net asset value. The income generated contributed to the fund's total return. The fund's Class B Shares, Class C Shares, and Class F Shares achieved total returns of 2.98%, 2.99%, and 3.38%, respectively, based on net asset value.* These returns, which were all impacted by a $0.12 decline in net asset value, surpassed the 2.92% return of the Lipper Multi-Sector Income Funds Average.**

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares, Class B Shares, Class C Shares, and Class F Shares were -1.24%, -2.66%, 2.00%, and 1.32%, respectively.

**Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. Lipper returns do not take sales charges into account.

[Graphic]

DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE FUND'S ALLOCATIONS AMONG DOMESTIC HIGH-QUALITY, U.S. CORPORATE HIGH-YIELD AND INTERNATIONAL BONDS?

HOW DID THE ALLOCATIONS STAND AS OF MAY 31, 1997?

We made no significant changes to sector allocation in recent months. Rather, we remained focused on keeping the steady new cash flow fully invested to provide shareholders with generous income. On May 31, 1997, the fund's sector allocation was 33% in domestic high-quality, 35% in domestic high-yield, and 32% in international bonds issues.

[Graphic]

AT MID-YEAR, WHAT IS MANAGEMENT'S OUTLOOK FOR THE FUND'S THREE SECTORS?

As we enter mid-year, the economy continues to exhibit mixed characteristics of stronger-than-expected growth, but with lower-than-anticipated inflation. Interest rates have risen from the beginning of 1997, to May 31, 1997. We feel that it is unlikely that the economic growth demonstrated early in 1997 will continue. As a result, within the high-quality sector, more recent emphasis has been placed on purchasing high-quality bonds that could be expected to outperform should economic activity slow from its early 1997 pace. In fact, the fund's high-quality corporate bond holdings are now about equal to its U.S. mortgage securities holdings in the high-quality segment of the fund. No significant changes are anticipated in either the high-yield or international baskets.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED STRATEGIC INCOME FUND

INITIAL INVESTMENT

IF YOU HAD MADE AN INITIAL INVESTMENT OF $4,000 IN THE CLASS A SHARES OF FEDERATED STRATEGIC INCOME FUND ON 5/4/94, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $5,199 ON 5/31/97. YOU WOULD HAVE EARNED A 8.91%* AVERAGE ANNUAL TOTAL RETURN FOR THE 3-YEAR INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/97, the Class A Shares' average annual one-year and since inception (5/4/94) total returns were 8.22% and 9.19%, respectively. Class B Shares' one-year and since inception (7/27/95) total returns were 6.53% and 9.27%, respectively. Class C Shares' average annual one-year and since inception (5/2/94) total returns were 11.36% and 9.96%, respectively. Class F Shares' average annual one-year and since inception (5/10/94) total returns were 11.09% and 9.87%, respectively.*

["Graphic representation A8 omitted. See Appendix."]

* Total returns represent the change in the value of an investment after reinvesting all income and capital gains, and take into account the 4.50% sales charge applicable to an initial investment in Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED STRATEGIC INCOME FUND

INVESTING ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 4 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $4,518.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Strategic Income Fund on 5/4/94, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $4,000, but your account would have reached a total value of $4,518* by 5/31/97. You would have earned an average annual total return of 8.07%.

A practical investment plan in the fund helps you pursue income through a diversified portfolio invested in U.S. corporate securities, U.S. government securities, and non-U.S. corporate securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

["Graphic representation A9 omitted. See Appendix."]

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED STRATEGIC INCOME FUND

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR FUTURE INCOME

Jim and Leslie Weber are a two-income couple who, like many others, want to be able to afford their present lifestyle and still have something extra for those special times when they might need it.

They decided a diversified income fund was right for them. The fund's exposure to U.S. government securities, high-yield U.S. corporate securities, and international securities gives them a relatively stable income stream. They invested $100,000 in the Class A Shares of Federated Strategic Income Fund on May 4, 1994, and have allowed the dividends and capital gains to reinvest.

By May 31, 1997, they were pleased to see that their original investment had grown to $130,989 for an average annual total return of 9.18%.* Leslie is already looking forward to a special anniversary cruise in a few years.

The couple is fictional, but the figures are real.

["Graphic representation A10 omitted. See Appendix."]

* This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 1997 (UNAUDITED)


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- 45.0%

                              AEROSPACE & DEFENSE -- 0.1%

 $      375,000               Tracor, Inc., Sr. Sub. Note, 8.50%,        $      382,500
                              3/1/2007
                              AUTOMOTIVE -- 0.8%

        225,000               Aftermarket Technology Co., Sr. Sub. Note,        250,875
                              12.00%, 8/1/2004
        155,000               Aftermarket Technology Co., Sr. Sub. Note,        172,825
                              Series D, 12.00%, 8/1/2004
         50,000               Blue Bird Body Co., Sr. Sub. Note, 10.75%,         53,625
                              11/15/2006
        725,000               Collins & Aikman Products Co., Sr. Sub.           814,719
                              Note, 11.50%, 4/15/2006
        325,000               Exide Corp., Sr. Note, 10.00%, 4/15/2005          339,625
        200,000               Lear Corp., Sub. Note, 9.50%, 7/15/2006           211,250
        100,000               Lear Seating Corp., Sr. Sub. Note, 11.25%,        101,000
                              7/15/2000

        250,000               Lear Seating Corp., Sub. Note, 8.25%,             250,625
                              2/1/2002
                               Total                                          2,194,544

                              BANKING -- 0.7%

        900,000               First Nationwide Escrow Corp., Sr. Sub.           981,000
                              Note, 10.625%, 10/1/2003
        250,000               First Nationwide Holdings, Inc., Sr. Sub.         258,125
                              Note, 9.125%, 1/15/2003
        500,000               FirstBank Puerto Rico, Sub. Note, 7.625%,         495,345
                              12/20/2005
                               Total                                          1,734,470
                              BEVERAGE & TOBACCO -- 0.7%
        500,000               Dimon, Inc., Sr. Note, 8.875%, 6/1/2006           513,750
        300,000               Dr. Pepper Bottling Holdings Co., Sr.             297,375
                              Disc. Note, 0/11.625%, 2/15/2003

      1,000,000               Philip Morris Cos., Inc., Deb., 7.75%,            966,190
                              1/15/2027
                               Total                                          1,777,315
                              BROADCAST RADIO & TV -- 2.4%
         38,000               Chancellor Radio Broadcasting Co., Sr.             44,650
                              Sub. Note, 12.50%, 10/1/2004
        625,000               Chancellor Radio Broadcasting Co., Sr.            634,375
                              Sub. Note, 9.375%, 10/1/2004
      1,050,000               Heritage Media Corp., Sr. Sub. Note,            1,088,063
                              8.75%, 2/15/2006
        600,000               Lamar Advertising Co., Sr. Sub. Note,             615,000
                              9.625%, 12/1/2006

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              BROADCAST RADIO & TV -- CONTINUED

 $    1,100,000               SCI Television, Inc., Sr. Secd. Note,      $    1,166,000
                              11.00%, 6/30/2005
        500,000               SFX Broadcasting, Inc., Sr. Sub. Note,            541,250
                              10.75%, 5/15/2006
        900,000               Sinclair Broadcast Group, Inc., Sr. Sub.          940,500
                              Note, 10.00%, 9/30/2005
        500,000               Sullivan Broadcast Holdings Inc., Sr. Sub.        512,500
                              Note, 10.25%, 12/15/2005
        300,000               Young Broadcasting, Inc., Sr. Sub. Note,          315,000
                              10.125%, 2/15/2005
        550,000               Young Broadcasting, Inc., Sr. Sub. Note,          550,000
                              9.00%, 1/15/2006
                               Total                                          6,407,338
                              BUILDING & DEVELOPMENT -- 0.3%
        400,000              (a)American Builders & Contractors Supply Co.,
                             Inc., Sr. Sub. Note,

                              10.625%, 5/15/2007                                413,500

        400,000               Building Materials Corp. of America, Sr.          401,000
                              Note, 8.625%, 12/15/2006
                               Total                                            814,500
                              BUSINESS EQUIPMENT & SERVICES -- 0.6%
        350,000               (a)Electronic Retailing Systems International,
                             Inc., Unit, 0/13.25%,

                              2/1/2004                                          241,500

        450,000               Knoll Inc., Sr. Sub. Note, 10.875%,               496,125
                              3/15/2006
        400,000               (a)Outsourcing Solutions, Inc., Sr. Sub.
                             Note, 11.00%, 11/1/2006                            428,500
        475,000               United Stationers Supply Co., Sr. Sub.            531,406
                              Note, 12.75%, 5/1/2005
                               Total                                          1,697,531
                              CABLE TELEVISION -- 5.8%
        200,000               Australis Holdings Pty Limited, Unit,             121,000
                              0/15.00%, 11/1/2002
        275,000               Australis Media Limited, Unit, 0/14.00%,          170,500
                              5/15/2003
        100,000               Bell Cablemedia PLC, Sr. Disc. Note,               82,750
                              0/11.875%, 9/15/2005
        400,000               Bell Cablemedia PLC, Sr. Disc. Note,              358,000
                              0/11.95%, 7/15/2004
        100,000               CF Cable TV, Inc., Sr. Secd. 2nd Priority         115,000
                              Note, 11.625%, 2/15/2005
        400,000               Cablevision Systems Corp., Sr. Sub. Deb.,         403,000
                              9.875%, 2/15/2013
        825,000               Cablevision Systems Corp., Sr. Sub. Note,         833,250
                              9.25%, 11/1/2005

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              CABLE TELEVISION -- CONTINUED

 $      100,000               Cablevision Systems Corp., Sr. Sub. Note,  $      104,250
                              9.875%, 5/15/2006
        500,000               Charter Communications Southeast, LP, Sr.         535,000
                              Note, 11.25%, 3/15/2006
      1,000,000               (a)Comcast Corp., 8.50%, 5/1/2027               1,039,530
        250,000               Comcast Corp., Sr. Sub. Deb., 10.625%,            285,625
                              7/15/2012

        600,000               Comcast Corp., Sr. Sub. Deb., 9.375%,             625,500
                              5/15/2005
        675,000               Comcast UK Cable, Deb., 0/11.20%,                 502,031
                              11/15/2007
      1,500,000               Continental Cablevision, Sr. Deb., 9.50%,       1,696,350
                              8/1/2013
      1,425,000               (a)Diamond Cable Communications PLC, Sr.
                              Disc. Note, 0/10.75%,
                              2/15/2007                                         835,406
        750,000               EchoStar Satellite Broadcasting Corp., Sr.
                              Disc. Note, 0/13.125%,
                              3/15/2004                                         510,000
      1,325,000               International Cabletel, Inc., Sr. Defd.           909,281
                              Cpn. Note, 0/11.50%, 2/1/2006
        100,000               International Cabletel, Inc., Sr. Disc.            75,250
                              Note, 0/12.75%, 4/15/2005
        550,000               Le Groupe Videotron Ltee, Sr. Note,               613,250
                              10.625%, 2/15/2005
        550,000               Lenfest Communications Inc., Sr. Note,            537,625
                              8.375%, 11/1/2005
        300,000               Pegasus Media, Note, 12.50%, 7/1/2005             325,500
        250,000               Rogers Cablesystems Ltd., Sr. Secd. 2nd
                              Priority Note, 10.00%,

                              12/1/2007                                         265,313

        150,000               Rogers Cablesystems Ltd., Sr. Secd. 2nd
                              Priority Note, 10.00%,
                              3/15/2005                                         160,688
        650,000               Rogers Cablesystems Ltd., Sr. Sub. GTD            695,500
                              Note, 11.00%, 12/1/2015
        300,000               (a)TCI Satellite Entertainment, Inc., Sr.
                             Sub. Disc. Note, 0/12.25%,

                              2/15/2007                                         173,625

        200,000               (a)TCI Satellite Entertainment, Inc., Sr.
                             Sub. Note, 10.875%, 2/15/2007                      204,250
      1,500,000               TKR Cable, Inc., 10.50%, 10/30/2007             1,645,845
      1,475,000               TeleWest PLC, Sr. Disc. Deb., 0/11.00%,         1,032,500
                              10/1/2007

        625,000               UIH Australia/Pacific, Sr. Disc. Note,            353,125
                              0/14.00%, 5/15/2006
         50,000               Wireless One, Inc., Sr. Note, 13.00%,              32,000
                              10/15/2003

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              CABLE TELEVISION -- CONTINUED

 $      250,000               Wireless One, Inc., Unit, 0/13.50%,        $       61,250
                              8/1/2006
                               Total                                         15,302,194
                              CHEMICALS & PLASTICS -- 2.2%
        500,000               Astor Corp., Sr. Sub. Note, 10.50%,               523,750
                              10/15/2006
        250,000               Buckeye Cellulose Corp., Sr. Sub. Note,           246,250
                              8.50%, 12/15/2005
        250,000               Buckeye Cellulose Corp., Sr. Sub. Note,           257,500
                              9.25%, 9/15/2008
        200,000               Crain Industries, Inc., Sr. Sub. Note,            228,000
                              13.50%, 8/15/2005
        350,000               Foamex LP, Sr. Sub. Deb., 11.875%,                378,875
                              10/1/2004
        100,000               (a)Foamex LP, Sr. Sub. Note, 9.875%,
                              6/15/2007                                         102,375

        700,000               Harris Chemical North America, Inc., Sr.          738,500
                              Note, 10.25%, 7/15/2001
        500,000               ISP Holding, Inc., Sr. Note, 9.00%,               515,000
                              10/15/2003
         42,000               ISP Holding, Inc., Sr. Note, 9.75%,                44,310
                              2/15/2002
        500,000               Polymer Group, Inc., Sr. Note, 12.25%,            547,500
                              7/15/2002
        500,000               RBX Corp., Sr. Sub. Note, Series B,               428,125
                              11.25%, 10/15/2005
      1,250,000               (a)Reliance Industries Ltd., Bond, 8.25%,
                              1/15/2027                                       1,252,863
        600,000               Sterling Chemicals Holdings, Inc., Sr.            394,500
                              Disc. Note, 0/13.50%, 8/15/2008
        100,000               Uniroyal Technology Corp., Sr. Secd. Note,        100,000
                              11.75%, 6/1/2003
                               Total                                          5,757,548
                              CLOTHING & TEXTILES -- 1.0%
        325,000               (a)Collins & Aikman Floorcoverings, Inc.,
                              Sr. Sub. Note, 10.00%, 1/15/2007                  326,625
        200,000               (a)GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007    201,250
        300,000               (a)Glenoit Corp., Sr. Sub. Note, 11.00%,
                              4/15/2007                                         308,250

        200,000               Pillowtex Corp., Sr. Sub. Note, 10.00%,           210,500
                              11/15/2006
      1,600,000               WestPoint Stevens, Inc., Sr. Sub. Deb.,         1,664,000
                              9.375%, 12/15/2005
                               Total                                          2,710,625


FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              CONSUMER PRODUCTS -- 1.3%

 $      400,000               American Safety Razor Co., Sr. Note,       $      418,500
                              9.875%, 8/1/2005
         50,000               Herff Jones, Inc., Sr. Sub. Note, 11.00%,          53,813
                              8/15/2005
         50,000               Hosiery Corp. of America, Inc., Sr. Sub.           55,000
                              Note, 13.75%, 8/1/2002
        350,000               ICON Fitness Corp., Sr. Disc. Note,               187,250
                              0/14.00%, 11/15/2006
        100,000               ICON Health & Fitness, Inc., Sr. Sub.             112,625
                              Note, 13.00%, 7/15/2002
        750,000               Playtex Family Products Corp., Sr. Sub.           757,500
                              Note, 9.00%, 12/15/2003
        425,000               (a)Renaissance Cosmetics, Inc., Sr. Note,
                              11.75%, 2/15/2004                                 443,063
         25,000               Revlon Consumer Products Corp., Note,              25,688
                              9.375%, 4/1/2001
        600,000               Revlon Consumer Products Corp., Sr. Sub.          638,250
                              Note, 10.50%, 2/15/2003
        400,000               Simmons Co., Sr. Sub. Note, 10.75%,               423,000
                              4/15/2006
        300,000               Syratech Corp., Sr. Note, 11.00%,                 320,625
                              4/15/2007
                               Total                                          3,435,314
                              CONTAINER & GLASS PRODUCTS -- 0.8%
        350,000               Owens-Illinois, Inc., Note, 10.00%,               370,125
                              8/1/2002
        200,000               Owens-Illinois, Inc., Sr. Sub. Note,              211,500
                              10.50%, 6/15/2002
        650,000               Owens-Illinois, Inc., Sr. Sub. Note,              684,938
                              9.75%, 8/15/2004
        350,000               Packaging Resources Inc., Sr. Note,               365,750
                              11.625%, 5/1/2003
        450,000               (a)Plastic Containers, Inc., Sr. Secd.
                               Note, 10.00%, 12/15/2006                         470,813
        100,000               U.S. Can Corp., Sr. Sub. Note, 10.125%,           105,875
                              10/15/2006
                               Total                                          2,209,001
                              ECOLOGICAL SERVICES & EQUIPMENT -- 1.0%
        650,000               (a)Allied Waste Industries, Inc., Sr. Disc.
                              Note, 0/11.30%, 6/1/2007                          397,313
        850,000               (a)Allied Waste North America, Inc.,

                              Sr. Sub. Note, 10.25%, 12/1/2006                  907,375

        150,000               ICF Kaiser International, Inc., Sr. Sub.          150,000
                              Note, 13.00%, 12/31/2003
         50,000               Mid-American Waste Systems, Inc., Sr. Sub.         27,250
                              Note, 12.25%, 2/15/2003
      1,000,000               WMX Technologies, Inc., Deb., 8.75%,            1,066,000
                              5/1/2018
                               Total                                          2,547,938


FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              ELECTRONICS -- 0.8%

 $      400,000               Advanced Micro Devices, Inc., Sr. Secd.    $      446,500
                              Note, 11.00%, 8/1/2003
      1,000,000               Anixter International, Inc., Company            1,011,030
                              Guarantee, 8.00%, 9/15/2003
        500,000               (a)Fairchild Semiconductor Corp., Sr.
                               Sub. Note, 10.125%, 3/15/2007                    517,500
        100,000               (a)Therma-Wave, Inc., Sr. Note, 10.625%,
                               5/15/2004                                        105,000
                               Total                                          2,080,030
                              FINANCE -- 0.1%

        375,000               ContiFinancial Corp., Sr. Note, 8.375%,           379,763
                              8/15/2003
                              FINANCIAL INTERMEDIARIES -- 1.6%
        750,000               American General Corp., S.F. Deb., 9.625%,        799,313
                              2/1/2018
      1,000,000               Green Tree Financial Corp., Sr. Sub. Note,      1,131,630
                              10.25%, 6/1/2002
      1,000,000               Lehman Brothers Holdings, Inc., Note,           1,067,480
                              8.50%, 5/1/2007
      1,000,000               Morgan Stanley Group, Inc., Deb., 9.25%,        1,024,860
                              3/1/1998
        300,000               Olympic Financial Ltd., Unit, 11.50%,             299,625
                              3/15/2007
                               Total                                          4,322,908
                              FOOD & DRUG RETAILERS -- 0.7%
        450,000               Carr-Gottstein Foods Co., Sr. Sub. Note,          500,063
                              12.00%, 11/15/2005
        600,000               Ralph's Grocery Co., Sr. Note, 10.45%,            660,000
                              6/15/2004
        400,000               Ralph's Grocery Co., Sr. Sub. Note,               442,000
                              11.00%, 6/15/2005
        225,000               Smith's Food & Drug Centers, Inc., Sr.            264,375
                              Sub. Note, 11.25%, 5/15/2007
                               Total                                          1,866,438
                              FOOD PRODUCTS -- 0.7%
        450,000               Curtice-Burns Foods, Inc., Sr. Sub. Note,         489,375
                              12.25%, 2/1/2005
        700,000               International Home Foods, Inc., Sr. Sub.          726,250
                              Note, 10.375%, 11/1/2006
        325,000               (a)MBW Foods Inc., Sr. Sub. Note, 9.875%,
                              2/15/2007                                         327,438
        125,000               Specialty Foods Corp., Sr. Sub. Note,             114,375
                              11.25%, 8/15/2003
        300,000               Van de Kamp's, Inc., Sr. Sub. Note,               333,000
                              12.00%, 9/15/2005
                               Total                                          1,990,438


FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              FOREST PRODUCTS -- 1.8%

 $      200,000               Container Corp. of America, Sr. Note,      $      218,000
                              11.25%, 5/1/2004
      1,250,000               Donohue Forest Products, 7.625%, 5/15/2007      1,258,988
        550,000               Four M Corp., Sr. Note, 12.00%, 6/1/2006          558,250
        250,000               Pope & Talbot, Inc., 8.375%, 6/1/2013             237,713
        225,000               Repap New Brunswick, 2nd Priority Sr.             213,750
                              Secd. Note, 10.625%, 4/15/2005

        425,000               Riverwood International Corp., Sr. Sub.           384,625
                              Note, 10.875%, 4/1/2008
        400,000               S. D. Warren Co., Sr. Sub. Note, 12.00%,          446,500
                              12/15/2004
        475,000               Stone Container Corp., Sr. Note, 11.50%,          501,125
                              10/1/2004
        450,000               Stone Container Corp., Sr. Note, 12.58%,          482,063
                              8/1/2016
        450,000               Uniforet Inc., Sr. Note, 11.125%,                 411,750
                              10/15/2006
                               Total                                          4,712,764

                              HEALTHCARE -- 1.2%

        800,000               Dade International, Inc., Sr. Sub. Note,          898,000
                              11.125%, 5/1/2006
        500,000               Genesis Health Ventures, Inc., Sr. Sub.           520,000
                              Note, 9.75%, 6/15/2005
      1,175,000               Tenet Healthcare Corp., Sr. Sub. Note,          1,283,688
                              10.125%, 3/1/2005
        500,000               Tenet Healthcare Corp., Sr. Sub. Note,            506,875
                              8.625%, 1/15/2007
                               Total                                          3,208,563
                              HOTELS, MOTELS, INNS & CASINOS -- 0.2%
        400,000               Courtyard by Marriott II LP, Sr. Note,            431,500
                              10.75%, 2/1/2008
                              INDUSTRIAL PRODUCTS & EQUIPMENT -- 2.9%
        150,000               Amphenol Corp., Sr. Sub. Note, 9.875%,            154,875
                              5/15/2007
        575,000               Cabot Safety Acquisition Corp., Sr. Sub.          635,375
                              Note, 12.50%, 7/15/2005
        300,000               (a)Continental Global Group, Inc., Sr.
                               Note, 11.00%, 4/1/2007                           313,875
        525,000               Euramax International PLC, Sr. Sub. Note,         556,500
                              11.25%, 10/1/2006
      1,250,000               Figgie International Holdings, Inc., Sr.        1,301,563
                              Note, 9.875%, 10/1/1999
        325,000               Hawk Corp., Sr. Note, 10.25%, 12/1/2003           333,938
        350,000               International Knife & Saw, Inc., Sr. Sub.         371,875
                              Note, 11.375%, 11/15/2006


FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              INDUSTRIAL PRODUCTS & EQUIPMENT -- CONTINUED

 $      200,000               Johnstown America Industries, Inc., Sr.    $      205,000
                              Sub. Note, 11.75%, 8/15/2005
      1,500,000               Joy Technologies, Inc., Sr. Note, 10.25%,       1,637,790
                              9/1/2003
        575,000               (a)MMI Products, Inc., Sr. Sub. Note, 11.25%,
                              4/15/2007                                         609,500
        850,000               Mettler-Toledo, Inc., Sr. Sub. Note,              896,750
                              9.75%, 10/1/2006
        150,000              (a)Neenah Corp., Sr. Sub. Note, 11.125%,
                              5/1/2007                                          159,000
        475,000               Unifrax Investment Corp., Sr. Note,               494,000
                              10.50%, 11/1/2003
                               Total                                          7,670,041

                              INSURANCE -- 2.0%

        500,000               (a)Allmerica Financial Corp., Bond, 8.207%,
                              2/3/2027                                          501,965
      1,000,000               Conseco, Inc., Sr. Note, 10.50%,                1,168,460
                              12/15/2004
        550,000               Delphi Financial Group, Inc., 9.31%,              554,307
                              3/25/2027
        700,000               Delphi Financial Group, Inc., Note, 8.00%,        704,235
                              10/1/2003
      1,000,000               (a)Equitable Life, Note, 7.70%, 12/1/2015         979,140
        500,000               USF&G Corp., Company Guarantee, 8.47%,            495,111
                              1/10/2027

      1,000,000               (a)Union Central Life Insurance Co., Note,
                               8.20%, 11/1/2026                                 970,800
                               Total                                          5,374,018
                              LEISURE & ENTERTAINMENT -- 1.7%

      1,250,000               AMF Group, Inc., Sr. Sub. Disc. Note,             878,125
                              0/12.25%, 3/15/2006
        100,000               AMF Group, Inc., Sr. Sub. Note, 10.875%,          107,500
                              3/15/2006
        200,000               Cobblestone Golf Group, Inc., Sr. Note,           210,250
                              11.50%, 6/1/2003
        150,000               (a)KSL Recreation Group, Inc., Sr. Sub.
                              Note, 10.25%, 5/1/2007                            156,188
        100,000               Premier Parks, Inc., Sr. Note, 12.00%,            111,250
                              8/15/2003
      1,175,000               Six Flags Theme Parks, Sr. Sub. Disc.           1,201,438
                              Note, 0/12.25%, 6/15/2005
      1,825,000               Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006        1,788,500
                               Total                                          4,453,251

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              MACHINERY & EQUIPMENT -- 0.7%

 $      575,000               Alvey Systems, Inc., Sr. Sub. Note,        $      593,688
                              11.375%, 1/31/2003
        600,000               Clark Material Handling Corp., Sr. Note,          633,000
                              10.75%, 11/15/2006
        133,000               Primeco Inc., Sr. Sub. Note, 12.75%,              152,285
                              3/1/2005
        400,000               Tokheim Corp., Sr. Sub. Note, 11.50%,             434,000
                              8/1/2006
                               Total                                          1,812,973
                              METALS & MINING -- 0.7%
        400,000               Echo Bay Mines Ltd., Jr. Sub. Deb.,               407,500
                              11.00%, 4/1/2027
      1,000,000               Inco Ltd., Note, 9.60%, 6/15/2022               1,090,630
        500,000               Royal Oak Mines, Inc., Sr. Sub. Note,             492,500
                              11.00%, 8/15/2006

                               Total                                          1,990,630
                              MUNICIPAL SERVICES -- 0.4%
      1,000,000               Minneapolis/St. Paul, MN Airport
                              Commission, UT GO Taxable
                              Revenue Bonds (Series 9), 8.95% Bonds
                              (Minneapolis/St. Paul, MN),
                              1/1/2022                                        1,077,210
                              OIL & GAS -- 1.7%
        850,000               Abraxas Petroleum Corp., Sr. Note, 11.50%,        922,250
                              11/1/2004
        100,000               Falcon Drilling Co., Inc., Sr. Note,              100,875
                              8.875%, 3/15/2003
         50,000               Falcon Drilling Co., Inc., Sr. Note,               52,063
                              9.75%, 1/15/2001
        800,000               Forcenergy Gas Exploration, Inc., Sr. Sub.        830,000
                              Note, 9.50%, 11/1/2006
        250,000               Mesa Operating Company, Sr. Sub. Note,            282,500
                              10.625%, 7/1/2006
        200,000               Pride Petroleum Services, Inc., Sr. Note,         210,000
                              9.375%, 5/1/2007
      1,000,000               Sun Co., Inc., 9.00%, 11/1/2024                 1,111,290
        750,000               United Meridian Corp., Sr. Sub. Note,             811,875
                              10.375%, 10/15/2005

        275,000               (a)XCL, Ltd., Unit, 13.50%, 5/1/2004              276,375
                               Total                                          4,597,228

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              PRINTING & PUBLISHING -- 1.3%

 $      750,000               Affiliated Newspaper Investments, Inc.,
                              Sr. Disc. Note, 0/13.25%,
                              7/1/2006                                   $      663,750
        250,000               Garden State Newspapers, Inc., Sr. Sub.           277,500
                              Note, 12.00%, 7/1/2004
        300,000               Hollinger International Publishing, Inc.,         304,500
                              Sr. Sub. Note, 9.25%, 2/1/2006
        275,000               Hollinger International Publishing, Inc.,         279,125
                              Sr. Sub. Note, 9.25%, 3/15/2007
        350,000               K-III Communications Corp., Company
                              Guarantee, Series B, 8.50%,

                              2/1/2006                                          348,733

      1,000,000               News America Holdings, Inc., Note, 8.15%,         963,630
                              10/17/2036
        500,000               Petersen Publishing Co., LLC, Sr. Sub.            555,000
                              Note, 11.125%, 11/15/2006
         75,000               (a)Von Hoffmann Press, Inc., Sr. Sub. Note,
                              10.375%, 5/15/2007                                 78,469
                               Total                                          3,470,707
                              REAL ESTATE -- 0.5%
        700,000               Trizec Finance Ltd., Sr. Note, 10.875%,           778,750
                              10/15/2005
        500,000               Storage USA, 8.20%, 6/1/2017                      503,750
                               Total                                          1,282,500
                              RETAILERS -- 0.5%

        375,000               Brylane Capital Corp., Sr. Sub. Note,             399,375
                              10.00%, 9/1/2003
      1,000,000               Penney (J.C.) Co., Inc., Deb., 7.65%,             991,140
                              8/15/2016
                               Total                                          1,390,515

                              SERVICES -- 0.4%

        100,000               Coinmach Corp., Sr. Note, 11.75%,                 111,000
                              11/15/2005
        400,000               Intertek Finance PLC, Sr. Sub. Note,              418,000
                              10.25%, 11/1/2006
        450,000               KinderCare Learning Centers, Inc., Sr.            435,375
                              Sub. Note, 9.50%, 2/15/2009
        125,000               Ryder TRS, Inc., Sr. Sub. Note, 10.00%,           128,438
                              12/1/2006
                               Total                                          1,092,813


FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              STEEL -- 0.8%

 $      325,000               Acme Metals, Inc., Sr. Secd. Disc. Note,   $      360,750
                              0/13.50%, 8/1/2004
        300,000               Bayou Steel Corp., 1st Mtg. Note, 10.25%,         300,000
                              3/1/2001
        400,000               EnviroSource, Inc., Sr. Note, 9.75%,              390,000
                              6/15/2003
        150,000               GS Technologies Operating Co., Inc., Sr.          161,625
                              Note, 12.00%, 9/1/2004
        425,000               GS Technologies Operating Co., Inc., Sr.          465,375
                              Note, 12.25%, 10/1/2005
        150,000               Republic Engineered Steel, Inc., 1st Mtg.         141,563
                              Note, 9.875%, 12/15/2001
        300,000               Ryerson Tull, Inc., Sr. Note, 9.125%,             315,000
                              7/15/2006
                               Total                                          2,134,313
                              SURFACE TRANSPORTATION -- 1.7%
        300,000               AmeriTruck Distribution Corp., Sr. Sub.           301,500
                              Note, 12.25%, 11/15/2005
        700,000               Gearbulk Holding Limited, Sr. Note,               773,500
                              11.25%, 12/1/2004
        650,000               Statia Terminals International N.V., 1st          695,500
                              Mtg. Note, 11.75%, 11/15/2003
        600,000               Stena AB, Sr. Note, 10.50%, 12/15/2005            651,000
      1,500,000               Trans Ocean Container Corp., Sr. Sub.           1,749,150
                              Note, 12.25%, 7/1/2004

        450,000               Trism, Inc., Sr. Sub. Note, 10.75%,               393,750
                              12/15/2000
                               Total                                          4,564,400
                              TELECOMMUNICATIONS & CELLULAR -- 4.0%
        200,000               American Communications Services Inc., Sr.
                              Disc. Note, 0/12.75%,
                              4/1/2006                                           98,000
        550,000               Arch Communications Group, Inc., Sr. Disc.        291,500
                              Note, 0/10.875%, 3/15/2008
      1,250,000               Brooks Fiber Properties, Inc., Sr. Disc.          853,125
                              Note, 0/10.875%, 3/1/2006
        750,000               Cellular Communications International,
                              Inc., Sr. Disc. Note, 13.25%
                              accrual, 8/15/2000                                552,188
        500,000               (a)Cellular Communications of Puerto Rico,
                              Inc., Sr. Sub. Note, 10.00%, 2/1/2007             498,125
        150,000               (a)Comcast Cellular Holdings, Inc., Sr.
                              Note, 9.50%, 5/1/2007                             151,313
        200,000               (a)Dobson Communications Corp., Sr. Note,
                              11.75%, 4/15/2007                                 194,500


FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. CORPORATE BONDS -- CONTINUED

                              TELECOMMUNICATIONS & CELLULAR -- CONTINUED

 $    1,600,000               Intermedia Communications of Florida,
                              Inc., Sr. Disc. Note, 0/12.50%,
                              5/15/2006                                  $    1,104,000
        750,000               (a)McLeod, Inc., Sr. Disc. Note, 0/10.50%,
                              3/1/2007                                          450,000
        950,000               Millicom International Cellular S.A., Sr.         698,250
                              Disc. Note, 0/13.50%, 6/1/2006
         50,000               NEXTEL Communications, Inc., Sr. Disc.             43,063
                              Note, 0/11.50%, 9/1/2003
        950,000               NEXTEL Communications, Inc., Sr. Disc.            729,125
                              Note, 0/9.75%, 8/15/2004
        200,000               Nextlink Communications, LLC, Sr. Note,           211,500
                              Series AI, 12.50%, 4/15/2006
        550,000               Paging Network, Inc., Sr. Sub. Note,              519,750
                              10.00%, 10/15/2008
        400,000               Paging Network, Inc., Sr. Sub. Note,              382,000
                              10.125%, 8/1/2007
        125,000               PanAmSat, LP, Sr. Sub. Disc. Note,                121,406
                              0/11.375%, 8/1/2003
        100,000               PhoneTel Technologies, Inc., Sr. Note,            100,500
                              12.00%, 12/15/2006
        975,000               (a)Qwest Communications International, Inc.,
                              Sr. Note, 10.875%, 4/1/2007                     1,048,101
        550,000               Sygnet Wireless, Inc., Sr. Note, 11.50%,          550,688
                              10/1/2006
      1,250,000               Teleport Communications Group, Inc., Sr.
                              Disc. Note, 0/11.125%,
                              7/1/2007                                          895,313
         75,000               Teleport Communications Group, Inc., Sr.           79,594
                              Note, 9.875%, 7/1/2006
        250,000               USA Mobile Communications, Inc., Sr. Note,        227,500
                              9.50%, 2/1/2004
        725,000               Vanguard Cellular Systems, Inc., Deb.,            732,250
                              9.375%, 4/15/2006
                               Total                                         10,531,791

                              UTILITIES -- 0.9%

        250,000               CalEnergy Co., Inc., Sr. Note, 9.50%,             266,250
                              9/15/2006
      1,300,000               California Energy Co., Inc., Sr. Note,          1,408,875
                              10.25%, 1/15/2004
        700,000               El Paso Electric Co., 1st Mtg. Note,              759,227
                              9.40%, 5/1/2011
                               Total                                          2,434,352
                               TOTAL U.S. CORPORATE BONDS (IDENTIFIED       119,839,964

                               COST $115,235,167)


FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 INTERNATIONAL BONDS -- 33.9%

 AUSTRALIAN DOLLAR -- 0.8%

                              PRINTING & PUBLISHING -- 0.0%

 $      150,000               News America Holdings, Inc., 8.625%,       $      107,933
                              2/7/2014
                              STATE/PROVINCIAL -- 0.8%

      2,000,000               Queensland Treasury, Local Gov't.               1,575,710
                              Guarantee, 8.00%, 5/14/2003
        550,000               Treasury Corp. of Victoria, Local Gov't.          493,760
                              Guarantee, 10.25%, 11/15/2006
                               Total                                          2,069,470
                               TOTAL AUSTRALIAN DOLLAR                        2,177,403

 CANADIAN DOLLAR -- 1.6%

                              BEVERAGE & TOBACCO -- 0.4%

      1,100,000               Molson Breweries, Unsub., 9.10%, 3/11/2013        919,192
                              FOREST PRODUCTS -- 0.5%
      1,650,000               Avenor, Inc., Deb., 10.85%, 11/30/2014          1,400,416
                              STATE/PROVINCIAL -- 0.3%

      1,000,000              (a)Metro Toronto, Deb., 7.40%, 9/27/2006           759,245
                              TELECOMMUNICATIONS & CELLULAR -- 0.4%
        500,000               Bell Canada, Deb., 8.80%, 8/17/2005               410,038
        750,000               Rogers Cantel Mobile, Inc., Sr. Note,             615,166
                              10.50%, 6/1/2006

                               Total                                          1,025,204
                               TOTAL CANADIAN DOLLAR                          4,104,057

 CZECHOSLOVAKIA KRONA -- 0.2%

                              SUPRANATIONAL -- 0.2%

     21,500,000               International Finance Corp., Sr. Unsub.,          615,786
                              10.50%, 11/30/1998
 DANISH KRONE -- 0.8%

                              FINANCIAL INTERMEDIARIES -- 0.5%

      5,000,000               Nykredit, Mtg. Bond, 8.00%, 10/1/2026             788,487
      3,491,000               Unikredit Realkredit, Mtg. Bond, 8.00%,           542,477
                              10/1/2029

                               Total                                          1,330,964


FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 INTERNATIONAL BONDS -- CONTINUED

 DANISH KRONE -- CONTINUED

                              SOVEREIGN -- 0.3%

 $                  6,000,000 Kingdom of Denmark, Bond, 7.00%,           $      880,924
                              11/10/2024
                               TOTAL DANISH KRONE                             2,211,888

 DEUTSCHE MARK -- 0.8%

                              SOVEREIGN -- 0.8%

                    3,800,000 Deutschland Republic, Deb., 6.25%,              2,090,211
                              1/4/2024
 GREEK DRACHMA -- 1.2%

                              SOVEREIGN -- 1.2%

                  120,000,000 Hellenic Republic, 8/14/2003                      460,997
                  200,000,000 Hellenic Republic, Bond, 12.60%,                  761,004
                              12/31/2003

                  375,000,000 Hellenic Republic, Bond, 13.40%,                1,429,628
                              11/26/2003
                  120,000,000 Hellenic Republic, Bond, 14.00%,                  458,360
                              10/23/2003
                               TOTAL GREEK DRACHMA                            3,109,989

 HUNGARIAN FORINT -- 0.6%

                              BANKING -- 0.3%

                  170,000,000 ING, Note, 21.60%, 7/9/1997                       927,602
                              SOVEREIGN -- 0.3%

                  125,000,000 Hungary, Bond, 24.00%, 3/21/1998                  699,839
                               TOTAL HUNGARIAN FORINT                         1,627,441
 INDONESIAN RUPIAH -- 0.3%

                              CONGLOMERATES -- 0.3%

                2,000,000,000 Dharmala Intiutama, 11/21/1997                    761,100
 IRISH POUND -- 0.2%
                              BANKING -- 0.2%

                      300,000 Bank of Ireland, Sub., 9.75%, 3/21/2005           537,073
 ITALIAN LIRA -- 0.3%

                              SOVEREIGN -- 0.3%

                  750,000,000 Buoni Poliennali Del Tes, 10.00%, 8/1/2003        502,065

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 INTERNATIONAL BONDS -- CONTINUED

 ITALIAN LIRA -- CONTINUED
 SOVEREIGN -- CONTINUED

 $650,000,000                 Buoni Poliennali Del Tes, 7.75%, 11/1/2006 $      394,154
                               TOTAL ITALIAN LIRA                               896,219
 MEXICCAN PESO -- 0.3%

                              SOVEREIGN -- 0.3%

        600,000               Mexican Cetes, 11/6/1997                          694,292
 NEW ZEALAND DOLLAR -- 0.6%
                              FINANCIAL INTERMEDIARIES -- 0.2%

        840,000               Brierley Investments Ltd., Bond, 9.00%,           582,497
                              3/15/2002
                              SOVEREIGN -- 0.4%

      1,500,000               New Zealand, Government of, Deb., 8.00%,        1,071,372
                              11/15/2006
                               TOTAL NEW ZEALAND DOLLAR                       1,653,869

 NORWEGIAN KRONE -- 0.3%

                              SOVEREIGN -- 0.3%

      3,000,000               Norwegian Government, Bond, 7.00%,                453,790
                              5/31/2001
      2,300,000               Norwegian Government, Bond, 9.00%,                348,003
                              1/31/1999
                               TOTAL NORWEGIAN KRONE                            801,793

 POLISH ZLOTY -- 1.0%

                              SOVEREIGN -- 1.0%

      4,000,000               Poland Govt Bond, 12.00%, 6/12/2002               988,679
      1,500,000               Poland Govt Bond, 12.00%, 6/12/2001               379,363
        500,000               Poland Govt Bond, 15.00%, 6/12/1999               141,128
      4,100,000               Poland, Republic of, 17.00%, 2/12/1998          1,235,767
                               TOTAL POLISH ZLOTY                             2,744,937

 SLOVAKIAN KONUNA -- 0.1%

                              SUPRANATIONAL -- 0.1%

      5,500,000               International Finance Corp., Note, 11.75%,        371,788
                              8/15/1999

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 INTERNATIONAL BONDS -- CONTINUED

 SOUTH AFRICAN RAND -- 1.5%
 AGENCY -- 0.8%

 $   11,000,000               Trans Caledon Tunnel Authority, 13.00%,    $    2,147,358
                              9/15/2010
                              SOVEREIGN -- 0.7%

     10,000,000               South Africa, Republic of, 12.00%,              1,947,123
                              2/28/2005
                               TOTAL SOUTH AFRICAN RAND                       4,094,481

 SPANISH PESETA -- 0.9%

                              SOVEREIGN -- 0.9%

     80,000,000               Bonos Y Oblig. Del Estado, Deb., 8.20%,           612,230
                              2/28/2009
     10,000,000               Spain (Government), 10.00%, 2/28/2005              83,699
     36,000,000               Spain (Government), Bond, 10.15%,                 306,433
                              1/31/2006

     60,000,000               Spain (Government), Deb., 10.10%,                 478,016
                              2/28/2001
    126,000,000               Spain (Government), Foreign Gov't.                960,950
                              Guarantee, 8.00%, 5/30/2004
                               TOTAL SPANISH PESETA                           2,441,328

 SWEDISH KRONA -- 0.4%

                              BANKING -- 0.2%

      3,000,000               AB Spintab, Unsub., 12.00%, 12/17/1997            401,725
 SOVEREIGN -- 0.2%

      3,500,000               Swedish Government, Bond, 8.00%, 8/15/2007        482,153
                               TOTAL SWEDISH KRONA                              883,878
 UNITED KINGDOM POUND -- 1.3%
                              INSURANCE -- 0.2%

        300,000               Commercial Union PLC, Company Guarantee,          515,119
                              8.625%, 9/28/2005
                              SOVEREIGN -- 0.3%

        375,000               UK Treasury, Deb., 10.00%, 2/26/2001              670,574
                              UTILITIES -- 0.8%

      1,300,000               British Gas PLC, 8.875%, 7/8/2008               2,255,541
                               TOTAL UNITED KINGDOM POUND                     3,441,234

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 INTERNATIONAL BONDS -- CONTINUED

 U.S. DOLLAR -- 20.7%

 BANKING -- 0.5%

 $      200,000               Banco De Boston, Bank Guarantee, 9.5675%,  $      200,000
                              1/16/2002
      1,000,000               Bancomext Trust, Bank Guarantee, 11.25%,        1,102,500
                              5/30/2006
                               Total                                          1,302,500
                              BEVERAGE & TOBACCO -- 0.9%
      2,350,000               Empresas La Moderna, 11.375%, 1/25/1999         2,473,375
                              CONGLOMERATES -- 0.4%

      1,000,000               Mechala Group Jamaica, Note, 12.75%,            1,045,000
                              12/30/1999
                              FINANCE -- 0.9%

      2,250,000               Polysindo Intl Fin Co BV, Company               2,458,125
                              Guarantee, 11.375%, 6/15/2006
                              FOREST PRODUCTS -- 2.5%

      2,500,000               Asian Pulp & Paper, Company Guarantee,          2,696,998
                              11.75%, 10/1/2005
      1,000,000               Indah Kiat Intl. Finance, Company               1,097,670
                              Guarantee, 11.875%, 6/15/2002
      1,300,000               Indah Kiat Intl. Finance, Company               1,452,750
                              Guarantee, 12.50%, 6/15/2006
        600,000               Klabin Fabricadora Papel, Company                 616,662
                              Guarantee, 12.125%, 12/28/2002
        700,000               Klabin Fabricadora Papel, Company
                              Guarantee, Series REGS, 11.00%,

                              8/12/2004                                         726,250
                               Total                                          6,590,330

                              GOVERNMENT AGENCY -- 0.3%

        800,000               National Bank of Romania, 9.75%, 6/25/1999        818,000
                              INDUSTRIAL PRODUCTS & EQUIPMENT -- 0.8%
      2,000,000               Sophora Comercio, 11.50%, 11/10/1998            2,085,000
                              METALS & MINING -- 0.5%
      1,250,000               Placer Dome, Inc., Bond, 8.50%, 12/31/2045      1,209,225
                              OIL & GAS -- 3.5%
      2,500,000               Bariven S.A., Company Guarantee, 10.625%,       2,750,000
                              3/17/2002
        625,494               Centragas, 10.65%, 12/1/2010                      672,406
      2,000,000               Invergas S.A., Note, 12.50%, 12/16/1999         2,205,000

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 INTERNATIONAL BONDS -- CONTINUED

 U.S. DOLLAR -- CONTINUED

                              OIL & GAS -- CONTINUED

 $    1,000,000               MetroGas S.A., Sr. Note, 12.00%, 8/15/2000 $    1,105,000
      2,000,000               Petroleo Brasileiro S.A., 10.0875%,             2,065,000
                              6/8/1998

        500,000               Transportadora de Gas de Sur S.A., Sr.            538,125
                              Note, 10.25%, 4/25/2001
                               Total                                          9,335,531

                              SOVEREIGN -- 3.8%

      1,000,000               Argentina Global, Bond, 11.375%, 1/30/2017      1,092,500
      1,000,000               Bulgaria, 7/28/2011                               677,860
      2,500,000               Ecuador Discount, 6.50%, 2/28/2025              1,733,125
      2,000,000               Ministry Finance Russia, Unsub., 9.25%,         1,983,750
                              11/27/2001

        900,000               Nacional Financiera, SNC, Foreign Gov't.
                              Guarantee, 10.625%,
                              11/22/2001                                        969,444
        242,500               Republic of Argentina, Deb., 6.625%,              225,646
                              3/31/2005
        500,000               Swedish Export Credit, 9.875%, 3/15/2038          536,905
        500,000               Trinidad and Tobago, Unsub., 11.75%,              597,500
                              10/3/2004

        850,000               Turkey, 10.00%, 5/23/2002                         869,125
        950,000               United Mexican States, 7.625%, 8/6/2001           957,363
        500,000               Venezuala Par, Foreign Gov't. Guarantee,          378,125
                              6.75%, 3/31/2020

                               Total                                         10,021,343

                              STEEL -- 1.9%

      1,250,000               (a)Altos Hornos De Mexico, Series 144A,
                               11.875%, 4/30/2004                             1,323,438
      2,300,000               HYLSA S.A. de CV, Deb., 11.00%, 2/23/1998       2,369,000
      1,125,000               Tubos de Acero de Mexico S.A., Unsub.,          1,268,438
                              13.75%, 12/8/1999

                               Total                                          4,960,876
                              SURFACE TRANSPORTATION -- 0.6%
      1,500,000               (a)Zhuhai Highway, Sub. Note, 11.50%,
                               7/1/2008                                       1,708,125

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 INTERNATIONAL BONDS -- CONTINUED

 U.S. DOLLAR -- CONTINUED

                              TELECOMMUNICATIONS & CELLULAR -- 2.9%

 $    1,750,000               CANTV Finance Limited, Company Guarantee,  $    1,776,250
                              9.25%, 2/1/2004
        700,000               (a)Comtel Brasileir, Note, 10.75%,

                              9/26/2004                                         748,125

        850,000               Philippine Long Distance Telephone Co.,           951,847
                              Deb., 10.625%, 6/2/2004
      1,050,000               Telecom Argentina S.A., Unsecd. Note,           1,215,375
                              12.00%, 11/15/2002
      1,500,000               (a)Telecom Brazil, Collateral Trust,

                              Series EMTN, 11.30078%, 12/9/1999               1,573,125

      1,250,000               Telefonica de Argentina S.A., Note,             1,482,813
                              11.875%, 11/1/2004
                               Total                                          7,747,535

                              UTILITIES -- 1.2%

      1,600,000               Bridas Corp, Sr. Note, 12.50%, 11/15/1999       1,752,000
      1,000,000               Cent Elet Brasil Elebra, Series REGS,           1,045,625
                              10.00%, 7/6/2004

        500,000               (a)Tenaga Nasional Berhad, Deb., 7.50%,
                               1/15/2096                                        468,110
                               Total                                          3,265,735
                               TOTAL U.S. DOLLAR                             55,020,700
                               TOTAL INTERNATIONAL BONDS (IDENTIFIED         90,279,467
                               COST $91,399,382)

 U.S. GOVERNMENT/AGENCY -- 15.6%

                              LONG-TERM GOVERNMENT OBLIGATIONS -- 15.6%

        504,850               Federal Home Loan Mortgage Corp., 8.50%,          523,469
                              9/1/2025
         85,370               Federal Home Loan Mortgage Corp., 8.50%,           88,519
                              1/1/2026
      2,327,212               Federal Home Loan Mortgage Corp., 8.00%,        2,375,060
                              6/1/2025
        410,406               Federal Home Loan Mortgage Corp., 7.50%,          409,893
                              10/1/2025
      1,009,408               Federal Home Loan Mortgage Corp., 7.00%,          984,990
                              12/1/2025
        942,358               Federal Home Loan Mortgage Corp., 6.50%,          897,200
                              3/1/2026
      1,925,314               Federal Home Loan Mortgage Corp., 7.50%,        1,922,908
                              5/1/2026
        973,920               Federal Home Loan Mortgage Corp., 7.50%,          972,703
                              8/1/2026
      1,459,326               Federal Home Loan Mortgage Corp., 6.50%,        1,427,352
                              7/1/2011
        936,163               Federal Home Loan Mortgage Corp., 7.00%,          932,362
                              5/1/2011
      1,994,418               Federal Home Loan Mortgage Corp., 7.00%,        1,986,321
                              5/1/2011

FEDERATED STRATEGIC INCOME FUND


                                                                              VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

 U.S. GOVERNMENT/AGENCY -- CONTINUED

                              LONG-TERM GOVERNMENT OBLIGATIONS -- CONTINUED

 $      232,958               Federal Home Loan Mortgage Corp., 8.50%,   $      241,766
                              9/1/2025
      1,031,456               Federal Home Loan Mortgage Corp., 6.00%,        1,003,731
                              6/1/2003
      1,041,385               Federal National Mortgage Association,          1,022,088
                              6.50%, 2/1/2009
        441,424               Federal National Mortgage Association,            432,043
                              7.00%, 5/1/2024
        422,656               Federal National Mortgage Association,            420,674
                              7.00%, 12/1/2010
      1,046,847               Federal National Mortgage Association,            994,725
                              6.50%, 12/1/2025
      1,489,768               Federal National Mortgage Association,          1,427,496
                              6.00%, 4/1/2011
        999,497               Federal National Mortgage Association,            983,255
                              6.50%, 9/1/2003
      1,500,032               Federal National Mortgage Association,          1,459,711
                              7.00%, 9/1/2026
        994,812               Federal National Mortgage Association,          1,011,605
                              8.00%, 10/1/2026
      2,000,000               Federal National Mortgage Association,          1,991,880
                              7.50%, 5/1/2027
        228,340               Government National Mortgage Association,         244,110
                              9.00%, 10/15/2016
        417,222               Government National Mortgage Association,         417,615
                              7.50%, 3/15/2024
      2,086,829               Government National Mortgage Association,       1,989,666
                              6.50%, 3/15/2024
      1,938,282               Government National Mortgage Association,       1,933,804
                              7.50%, 3/15/2026
        219,704               Government National Mortgage Association,         236,456
                              9.50%, 2/15/2025
        700,805               Government National Mortgage Association,         699,186
                              7.50%, 1/15/2026
        916,902               Government National Mortgage Association,         914,784
                              7.50%, 2/15/2026
      2,444,978               Government National Mortgage Association,       2,379,722
                              7.00%, 5/15/2026
      2,313,020               Government National Mortgage Association,       2,357,107
                              8.00%, 12/15/2025
        459,965               Government National Mortgage Association,         468,731
                              8.00%, 6/15/2026
        500,662               Government National Mortgage Association,         510,205
                              8.00%, 6/15/2026
        398,880               Government National Mortgage Association,         406,483
                              8.00%, 8/15/2026
      3,468,446               Government National Mortgage Association,       3,707,977
                              9.00%, 11/15/2017
      1,552,265               Government National Mortgage Association,       1,739,996
                              11.00%, 9/15/2015
                               TOTAL U.S. GOVERNMENT/AGENCY (IDENTIFIED      41,515,593
                               COST $41,310,930)


FEDERATED STRATEGIC INCOME FUND


SHARES OR                                                                VALUE
     PRINCIPAL                                                               IN U.S.

      AMOUNT                                                                 DOLLARS

U.S. TREASURY OBLIGATIONS -- 0.5%

                              U.S. TREASURY BOND -- 0.5%

 $    1,000,000               United States Treasury Bond, 11.625%,
                              11/15/2004
                              (IDENTIFIED COST $1,301,250)               $    1,289,120
 COMMON STOCKS -- 0.0%

 MEXICO -- 0.0%

                              SOVEREIGN -- 0.0%

        500,000               Mexico Par Value Recovery Rights, Warrants         12,500
 NIGERIA -- 0.0%

                              SOVEREIGN -- 0.0%

            250               Nigeria Par, Warrants                                   3
 UNITED STATES -- 0.0%
                              CABLE TELEVISION -- 0.0%

            200               Australis Holdings Pty Limited, Warrants                0
            112               Pegasus Communications Corp.                        1,162
            150               Wireless One, Inc., Warrants                            0
                               Total                                              1,162
                              CHEMICALS & PLASTICS -- 0.0%
            400               Sterling Chemicals Holdings, Inc.,                 14,000
                              Warrants
          1,000               Uniroyal Technology Corp., Warrants                 1,625
                               Total                                             15,625
                              CONSUMER PRODUCTS -- 0.0%

            100               (a)IHF Capital, Inc., Warrants                      5,050
                              ECOLOGICAL SERVICES & EQUIPMENT -- 0.0%
            480               ICF Kaiser International, Inc., Warrants              120
                              STEEL -- 0.0%

             50               (a)Bar Technologies, Inc., Warrants                 2,250
                              TELECOMMUNICATIONS & CELLULAR -- 0.0%
            700               Cellular Communications International,              7,000
                              Inc., Warrants
                               TOTAL UNITED STATES                               31,207


FEDERATED STRATEGIC INCOME FUND


SHARES OR                                                                VALUE
     PRINCIPAL                                                               IN U.S.

      AMOUNT                                                                 DOLLARS

 COMMON STOCKS -- CONTINUED

 VENEZUELA -- 0.0%

                              SOVEREIGN -- 0.0%

          7,500               Venezuela Rep Oil Linked, Warrants         $            0
                               TOTAL COMMON STOCKS (IDENTIFIED COST              43,710
                               $17,729)

 PREFERRED STOCKS -- 1.6%

                              BANKING -- 0.1%

         12,000               California Federal Preferred Capital
                              Corp., REIT Perpetual Pfd. Stock,

                              Series A, $2.28                                   306,000
                              BROADCAST RADIO & TV -- 0.5%
          6,082               (a)American Radio Systems Corp.,
                              Cumulative Exchangeable Pfd.

                              Stock, $11.38                                     647,733
          2,000               (a)Chancellor Broadcasting Co.,
                              Exchangeable Pfd. Stock, $12.00                   216,500
          4,200               (a)Sinclair Broadcast Group, Inc.,
                              Pfd., Series A, $11.63                            445,200
                               Total                                          1,309,433
                              CABLE TELEVISION -- 0.1%

            300               Pegasus Communications Corp., Unit, Series        295,500
                              A, 12.75%

                              INDUSTRIAL PRODUCTS & EQUIPMENT -- 0.2%
            500               (a)Fairfield Manufacturing Co., Inc.,

                              Exchangeable Pfd. Stock,

                              Series A, $11.25                                  500,000
                              PRINTING & PUBLISHING -- 0.2%
          1,959               K-III Communications Corp., Cumulative PIK        213,776
                              Pfd., Series B, 11.625%
          3,500               K-III Communications Corp., Pfd., Series          351,750
                              D, $10.00

                               Total                                            565,526
                              REAL ESTATE -- 0.4%
          1,000               Highwoods Properties, Inc., REIT Perpetual        984,500
                              Pfd. Stock, Series A, $86.25
                              TELECOMMUNICATIONS & CELLULAR -- 0.1%
            225               PanAmSat Corp., PIK Pfd., 12.75%                  282,375
                               TOTAL PREFERRED STOCKS (IDENTIFIED COST        4,243,334
                               $4,089,415)


FEDERATED STRATEGIC INCOME FUND


                                                                             VALUE

     PRINCIPAL                                                               IN U.S.
      AMOUNT                                                                 DOLLARS

(B)REPURCHASE AGREEMENT -- 2.0%

 $    5,245,000               BT Securities Corporation, 5.560%, dated
                              5/30/1997, due 6/2/1997
                              (AT AMORTIZED COST)                        $    5,245,000
                               TOTAL INVESTMENTS (IDENTIFIED COST        $  262,456,188
                               $258,598,873)(C)


(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $23,480,448 which represents 8.82% of total net assets.

(b) The repurchase agreement is fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $258,598,873. The net unrealized appreciation of investments on a federal tax basis amounts to $3,857,315 which is comprised of $5,665,439 appreciation and $1,808,124 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($266,015,401) at May 31, 1997.

The following acronyms are used throughout this portfolio:

GO -- General Obligation
GTD -- Guaranty

LLC -- Limited Liability Corporation LP -- Limited Partnership PIK -- Payment in Kind PLC -- Public Limited Company REIT -- Real Estate
Investment Trust SA -- Support Agreement UT -- Unlimited Tax

FEDERATED STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997 (UNAUDITED)


 ASSETS:
 Total investments in securities, at value (identified and tax cost $258,598,873)                 $  262,456,188
 Cash                                                                                                     41,084
 Income receivable                                                                                     5,968,500
 Receivable for shares sold                                                                            3,031,443
 Deferred expenses                                                                                        20,283
    Total assets                                                                                     271,517,498
 LIABILITIES:
 Payable for investments purchased                                                    $ 3,498,474
 Payable for shares redeemed                                                              124,830
 Income distribution payable                                                            1,670,328
 Net payable for foreign currency exchange contracts purchased                              4,572
 Payable for taxes withheld                                                                15,651
 Accrued expenses                                                                         188,242
    Total liabilities                                                                                  5,502,097
 NET ASSETS for 25,692,004 shares outstanding                                                     $  266,015,401
 NET ASSETS CONSIST OF:

 Paid in capital                                                                                  $  262,246,942
 Net unrealized appreciation of investments and translation of assets and
   liabilities                                                                                         3,819,896
 in foreign currency
 Accumulated net realized gain on investments and foreign currency transactions                          304,139
 Distributions in excess of net investment income                                                       (355,576)
    Total Net Assets                                                                              $  266,015,401
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:

 Net Asset Value Per Share ($37,967,332 / 3,667,371 shares outstanding)                                   $10.35
 Offering Price Per Share (100/95.50 of $10.35)*                                                          $10.84
 Redemption Proceeds Per Share                                                                            $10.35
 CLASS B SHARES:

 Net Asset Value Per Share ($189,973,349 / 18,347,676 shares outstanding)                                 $10.35
 Offering Price Per Share                                                                                 $10.35
 Redemption Proceeds Per Share (94.50/100 of $10.35)**                                                     $9.78
 CLASS C SHARES:

 Net Asset Value Per Share ($14,240,883 / 1,375,273 shares outstanding)                                   $10.35
 Offering Price Per Share                                                                                 $10.35
 Redemption Proceeds Per Share (99.00/100 of $10.35)**                                                    $10.25
 CLASS F SHARES:

 Net Asset Value Per Share ($23,833,837 / 2,301,684 shares outstanding)                                   $10.35
 Offering Price Per Share (100/99.00 of $10.35)*                                                          $10.45
 Redemption Proceeds Per Share (99.00/100 of $10.35)**                                                    $10.25

* See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Dividends                                                                                         $      49,112
 Interest (net of foreign taxes withheld of $16,274)                                                  10,106,770
    Total income                                                                                      10,155,882
 EXPENSES:
 Investment advisory fee                                                            $      927,563
 Administrative personnel and services fee                                                  96,725
 Custodian fees                                                                             29,421
 Transfer and dividend disbursing agent fees and expenses                                  123,596
 Directors'/Trustees' fees                                                                   1,169
 Auditing fees                                                                               8,917
 Legal fees                                                                                  1,261
 Portfolio accounting fees                                                                  57,064
 Distribution services fee -- Class B Shares                                               575,022
 Distribution services fee -- Class C Shares                                                45,783
 Distribution services fee -- Class F Shares                                                50,876
 Shareholder services fee -- Class A Shares                                                 40,440
 Shareholder services fee -- Class B Shares                                                191,674
 Shareholder services fee -- Class C Shares                                                 15,261
 Shareholder services fee -- Class F Shares                                                 25,438
 Share registration costs                                                                   53,743
 Printing and postage                                                                       23,110
 Insurance premiums                                                                          3,124
 Taxes                                                                                      10,003
 Miscellaneous                                                                              22,806
    Total expenses                                                                       2,302,996
 Waivers --

    Waiver of investment advisory fee                                $    (426,136)
    Waiver of distribution services fee -- Class F Shares                  (50,876)
        Total Waivers                                                                     (477,012)
    Net expenses                                                                                       1,825,984
        Net investment income                                                                          8,329,898
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND

   FOREIGN CURRENCY:

 Net realized gain on investments and foreign currency

   transactions                                                                                          128,050
 Net change in unrealized appreciation of investments and

     translation of assets and liabilities in                                                         (1,209,454)
 foreign currency

    Net realized and unrealized loss on investments and foreign                                       (1,081,404)
    currency

        Change in net assets resulting from operations                                             $   7,248,494

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                      SIX MONTHS
                                                                                         ENDED         YEAR ENDED

                                                                                      (UNAUDITED)     NOVEMBER 30,
                                                                                      MAY 31, 1997        1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                                               $   8,329,898  $   5,911,043
 Net realized gain (loss) on investments and foreign currency transactions
 ($128,050 and $711,312, respectively, as computed for federal tax purposes)               128,050        688,404
 Net change in unrealized appreciation/depreciation of investments and
 translation of assets and liabilities in foreign currency                              (1,209,454)     4,697,703
  Change in net assets resulting from operations                                         7,248,494     11,297,150
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                                                        (1,359,061)      (924,874)
  Class B Shares                                                                        (5,849,532)    (3,785,124)
  Class C Shares                                                                          (455,337)      (435,543)
  Class F Shares                                                                          (940,798)      (734,765)
 Distributions in excess of net investment income

  Class A Shares                                                                                 --       (30,719)
  Class B Shares                                                                                 --       (26,253)
  Class C Shares                                                                                 --       (20,790)
 Distributions from net realized gains on investments and foreign currency transactions

  Class A Shares                                                                           (80,861)       (41,612)
  Class B Shares                                                                          (365,467)       (46,342)
  Class C Shares                                                                           (31,072)       (18,841)
  Class F Shares                                                                           (51,079)       (30,084)
  Change in net assets resulting from distributions to shareholders                     (9,133,207)    (6,094,947)
 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                                          103,860,441    160,543,684
 Net asset value of shares issued to shareholders in payment of distributions            3,419,589      2,826,955
 declared

 Cost of shares redeemed                                                               (15,267,793)    (8,980,231)
  Change in net assets resulting from share transactions                                92,012,237    154,390,408
  Change in net assets                                                                  90,127,524    159,592,611
 NET ASSETS:

 Beginning of period                                                                   175,887,877     16,295,266
 End of period                                                                       $ 266,015,401  $ 175,887,877

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   SIX MONTHS

                                                                      ENDED

                                                                   (UNAUDITED)              YEAR ENDED
                                                                     MAY 31,               NOVEMBER 30,

                                                                       1997        1996       1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.47     $10.14      $ 9.54       $10.00

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                 0.43       0.91        0.82         0.45
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                 (0.09)      0.42        0.61        (0.45)
  Total from investment operations                                      0.34       1.33        1.43         0.00
 LESS DISTRIBUTIONS

  Distributions from net investment income                             (0.43)     (0.89)      (0.83)       (0.45)
  Distributions in excess of net investment income(b)                     --      (0.03)        --         (0.01)
  Distributions from net realized gain on investments and

  foreign currency transactions                                        (0.03)     (0.08)        --           --
  Total distributions                                                  (0.46)     (1.00)      (0.83)       (0.46)
 NET ASSET VALUE, END OF PERIOD                                       $10.35     $10.47      $10.14       $ 9.54
 TOTAL RETURN(C)                                                        3.38%     13.89%      15.64%        0.05%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                              1.10%*     1.05%       0.25%        0.25%*
  Net investment income                                                 8.19%*     8.54%       8.68%        8.38%*
  Expense waiver/reimbursement(d)                                       0.39%*     0.98%       5.69%(e)     8.87%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                            $37,967    $28,021       $5,089     $2,366
  Portfolio turnover                                                     14%        47%          158%        34%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 3, 1994 (date of initial public investment) to November 30, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) The Adviser waived $80,712 of the investment advisory fee and reimbursed other operating expenses of $221,544, which represents 0.85% and 2.33% of the average net assets, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                        SIX MONTHS

                                                                           ENDED

                                                                        (UNAUDITED)          YEAR ENDED
                                                                          MAY 31,            NOVEMBER 30,

                                                                           1997         1996         1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.47       $10.14         $10.00

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                      0.38         0.83           0.25
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                      (0.08)         0.42          0.13
  Total from investment operations                                           0.30          1.25          0.38
 LESS DISTRIBUTIONS

  Distributions from net investment income                                  (0.39)        (0.83)        (0.24)
  Distributions in excess of net investment income(b)                            --       (0.01)           --
  Distributions from net realized gain on investments

  and foreign currency transactions                                         (0.03)        (0.08)           --
  Total distributions                                                       (0.42)        (0.92)        (0.24)
 NET ASSET VALUE, END OF PERIOD                                            $10.35        $10.47        $10.14
 TOTAL RETURN(C)                                                             2.98%        13.03%         5.13%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                                   1.85%*        1.80%         1.00%*
  Net investment income                                                      7.46%*        7.80%         7.95%*
  Expense waiver/reimbursement(d)                                            0.39%*        0.98%         5.69%*(e)
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                                 $189,973     $120,020        $5,193
  Portfolio turnover                                                            14%        47%            158%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) The Adviser waived $80,712 of the investment advisory fee and reimbursed other operating expenses of $221,544, which represents 0.85% and 2.33% of the average net assets, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                 SIX MONTHS

                                                                    ENDED

                                                                 (UNAUDITED)              YEAR ENDED
                                                                   MAY 31,               NOVEMBER 30,

                                                                    1997         1996         1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.47      $10.14      $ 9.54        $10.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                 0.41        0.82        0.74          0.40
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                 (0.10)       0.43        0.61         (0.44)
  Total from investment operations                                      0.31        1.25        1.35         (0.04)
 LESS DISTRIBUTIONS

  Distributions from net investment income                             (0.40)      (0.80)       (0.75)        (0.40)
  Distributions in excess of net investment income(b)                     --       (0.04)          --         (0.02)
  Distributions from net realized gain on investments and

  foreign currency transactions                                        (0.03)      (0.08)          --           --
  Total distributions                                                  (0.43)      (0.92)        (0.75)       (0.42)
 NET ASSET VALUE, END OF PERIOD                                       $10.35      $10.47        $10.14       $ 9.54
 TOTAL RETURN(C)                                                        2.99%      13.05%        14.79%       (0.41)%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                              1.85%*      1.80%         1.00%        1.00%*
  Net investment income                                                 7.45%*      7.70%         7.93%        7.99%*
  Expense waiver/reimbursement(d)                                       0.39%*      0.98%         5.69%(e)     8.87%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                            $14,241     $10,481        $2,323       $1,190
  Portfolio turnover                                                     14%         47%          158%           34%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 29, 1994 (date of initial public investment) to November 30, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) The Adviser waived $80,712 of the investment advisory fee and reimbursed other operating expenses of $221,544, which represents 0.85% and 2.33% of the average net assets, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS -- CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                SIX MONTHS

                                                                   ENDED

                                                                (UNAUDITED)               YEAR ENDED
                                                                  MAY 31,                NOVEMBER 30,

                                                                   1997         1996         1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $10.47     $10.14         $ 9.54      $10.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                0.38       0.95           0.77        0.41
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                               (0.04)       0.37           0.61       (0.44)
  Total from investment operations                                     0.34       1.32           1.38       (0.03)
 LESS DISTRIBUTIONS

  Distributions from net investment income                           (0.43)      (0.91)         (0.78)       (0.41)
  Distributions in excess of net investment income(b)                    --         --             --       (0.02)
  Distributions from net realized gain on investments

  and foreign currency transactions                                  (0.03)      (0.08)             --         --
  Total distributions                                                (0.46)      (0.99)         (0.78)       (0.43)
 NET ASSET VALUE, END OF PERIOD                                      $10.35     $10.47         $10.14       $ 9.54
 TOTAL RETURN(C)                                                      3.38%      13.83%         15.07%       (0.19)%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                           1.10%*       1.07%          0.75%        0.75%*
  Net investment income                                              8.20%*       8.48%          8.19%        8.34%*
  Expense waiver/reimbursement(d)                                    0.89%*       1.46%          5.69%(e)     8.87%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                          $23,834     $17,367         $3,691       $2,326
  Portfolio turnover                                                   14%         47%           158%           34%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 9, 1994 (date of initial public investment) to November 30, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) The Adviser waived $80,712 of the investment advisory fee and reimbursed other operating expenses of $221,544, which represents 0.85% and 2.33% of the average net assets, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- U.S. government securities, listed foreign and domestic corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  FOREIGN EXCHANGE CONTRACTS -- The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:


   CONTRACTS   SETTLEMENT    CONTRACTS TO     IN EXCHANGE    CONTRACTS AT     UNREALIZED
   PURCHASED      DATE      DELIVER/RECEIVE       FOR           VALUE        DEPRECIATION

   Danish        6/3/97      5,108,889          $789,432       $784,860         $4,572
   Krone


  FOREIGN CURRENCY TRANSLATION -- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  DOLLAR ROLL TRANSACTIONS -- The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  FEDERATED STRATEGIC INCOME FUND

  Additional information on each restricted security held at May 31, 1997 is as follows:


   SECURITY                               ACQUISITION DATE      ACQUISITION

                                                                   COST

   Allied Waste Industries              5/1/1997 - 5/12/1997        $ 388,278
   Allied Waste North America, Inc.         11/25/1996 -              877,563
                                              4/21/1997

   Allmerica Financial Corp.                  1/29/1997               500,000
   Altos Hornos De Mexico                     4/30/1997             1,245,100
   American Builders & Contractors      5/5/1997 - 5/16/1997          406,750

   Supply Co.

   American Radio System Corp.          1/27/1997 - 5/6/1997          601,752
   Bar Technologies, Inc.                     8/27/1996                 2,794
   Cellular Communications of Puerto    1/28/1997 - 2/3/1997          500,750
   Rico, Inc.

   Chancellor Broadcasting Co.                1/17/1997               200,000
   Collins & Aikman Floorcoverings,          1/30/1997 -              752,000
   Inc.                                       2/12/1997
   Comcast Cellular Holdings, Inc.            5/5/1997                149,756
   Comcast Corp.                              4/25/1997               998,290
   Comtel Brasileir                           12/6/1996               721,000
   Continental Global Group, Inc.             3/26/1997               300,000
   Diamond Cable Communications              2/24/1997 -              857,735
                                              4/22/1997

   Dobson Communications Corp.                2/25/1997               200,000
   Electronic Retailing System                1/21/1997               248,548

   International, Inc.

   Equitable Life                            10/17/1996               993,550
   Fairchild Semiconductor Corp.        3/6/1997 - 4/15/1997          503,750
   Fairchild Manufacturing Co., Inc.          3/7/1997                500,000
   Foamex                                     5/29/1997               100,000
   GFSI, Inc.                                2/21/1997 -              202,875
                                              2/24/1997

   Glenoit Corp.                              3/26/1997               299,427
   IHF Capital, Inc.                          11/4/1994                   494
   KSL Recreation Group, Inc.                 4/24/1997               150,000
   MBW Foods Inc.                       2/5/1997 - 3/11/1997          329,125
   McLeod, Inc.                              2/27/1997 -              444,101
                                              4/23/1997

   Metro Toronto                              9/18/1996               723,341
   MMI Products, Inc.                        4/11/1997 -              586,750

                                              5/27/1997

   Neenah Corp.                               4/24/1997               150,000
   Outsourcing Solutions, Inc.              10/31/1996 -              413,750

                                              3/20/1997

   Plastic Containers, Inc.                 12/11/1996 -              459,188
                                             12/12/1996

   Qwest Communications International,       3/25/1997 -              978,938
   Inc.                                       4/18/1997
   Reliance Industries                        1/13/1997             1,250,000
   Renaissance Cosmetic, Inc.                 2/4/1997                425,000
   Sinclair Broadcast Group, Inc.       3/5/1997 - 4/17/1997          416,400
   TCI Satellite Entertainment, Inc.          2/14/1997               171,453
   TCI Satellite Entertainment, Inc.          2/14/1997               200,000
   Telecom Brazil                            4/18/1996 -            1,543,125
                                              5/30/1996

   Tenaga Nasional Berhad                     3/3/1997                474,925
   Therma-Wave, Inc.                          5/12/1997               101,063
   Union Central Life Insurance Co.          10/31/1996               994,780
   Von Hoffmann Press, Inc.                   5/15/1997                75,000
   XCL                                        5/13/1997               275,000
   Zhuhai Highway                            8/16/1996 -            1,545,938
                                              9/17/1996


  FEDERATED STRATEGIC INCOME FUND

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:


                           NUMBER OF PAR VALUE

 CLASS NAME              CAPITAL STOCK AUTHORIZED

 Class A Shares               1,000,000,000
 Class B Shares               1,000,000,000
 Class C Shares               1,000,000,000
 Class F Shares               1,000,000,000
  Total shares authorized     4,000,000,000

Transactions in capital stock were as follows:


                                                       SIX MONTHS                    YEAR ENDED
                                                         ENDED                       NOVEMBER 30,

                                                       MAY 31, 1997                     1996
 CLASS A SHARES                                  SHARES          AMOUNT         SHARES         AMOUNT
 Shares sold                                    1,230,508   $     12,743,571    2,290,977   $    23,397,580
 Shares issued to shareholders in payment of
 distributions declared                            52,667            544,545       47,188           480,390
 Shares redeemed                                 (292,963)        (3,026,306)    (163,057)       (1,660,810)
  Net change resulting from Class A Share

  transactions                                    990,212   $     10,261,810    2,175,108   $    22,217,160

                                                        SIX MONTHS                   YEAR ENDED
                                                          ENDED                      NOVEMBER 30,

                                                       MAY 31, 1997                     1996
 CLASS B SHARES                                   SHARES          AMOUNT         SHARES          AMOUNT
 Shares sold                                    7,504,805   $     77,642,896    11,345,851   $   115,125,074
 Shares issued to shareholders in payment

 of

 distributions declared                           224,312          2,317,757       170,336         1,739,077
 Shares redeemed                                 (847,422)        (8,750,241)     (562,289)       (5,646,436)
  Net change resulting from Class B Share

  transactions                                  6,881,695   $     71,210,412    10,953,898   $   111,217,715

  FEDERATED STRATEGIC INCOME FUND

                                                         SIX MONTHS                 YEAR ENDED
                                                     ENDED                         NOVEMBER 30,

                                                        MAY 31, 1997             1996
 CLASS C SHARES                                  SHARES          AMOUNT      SHARES        AMOUNT

 Shares sold                                      529,295   $     5,476,306     824,314     $    8,385,573
 Shares issued to shareholders in payment of
 distributions declared                            22,021           227,656      27,616            280,927
 Shares redeemed                                 (177,010)       (1,830,726)    (80,120)          (815,841)
  Net change resulting from Class C Share

  transactions                                    374,306   $     3,873,236     771,810     $    7,850,659

                                                         SIX MONTHS                  YEAR ENDED
                                                           ENDED                     NOVEMBER 30,

                                                        MAY 31, 1997                     1996
 CLASS F SHARES                                   SHARES          AMOUNT         SHARES          AMOUNT
 Shares sold                                      771,690    $   7,997,668     1,347,566     $    13,635,457
 Shares issued to shareholders in payment

 of

 distributions declared                            31,882          329,631        32,001             326,561
 Shares redeemed                                 (160,506)      (1,660,520)      (84,996)           (857,144)
  Net change resulting from Class F Share

  transactions                                    643,066    $   6,666,779     1,294,571     $    13,104,874
   Net change resulting from share
   transactions                                 8,889,279    $  92,012,237    15,195,387     $   154,390,408

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp., Federated Global Research Corp. receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which Federated Global Research Corp. manages for the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

  FEDERATED STRATEGIC INCOME FUND

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                              PERCENTAGE OF AVERAGE DAILY

   SHARE CLASS NAME                NET ASSETS OF CLASS
   Class B Shares                          0.75%
   Class C Shares                          0.75%
   Class F Shares                          0.50%

  The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational and start-up administrative service expenses of $150,096 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five-year period following the effective date. For the period ended May 31, 1997, the Fund paid $36,719 pursuant to this agreement.

  GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

  FEDERATED STRATEGIC INCOME FUND

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

PURCHASES     $117,180,107
SALES         $ 28,028,740

6. CONCENTRATION OF CREDIT RISK

  The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd

Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses, which contain facts concerning its objective and policies, management fees, expenses and other information.

[Graphic] Federated Investors

Federated Securities Corp., Distributor

Cusip 338319700
Cusip 338319866
Cusip 338319809
Cusip 338319882
G00324-01 (7/97)
[Graphic]

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/14/92 to 5/31/97. The "y" axis is measured in increments of $1,500 ranging from $0 to $9,000 and indicates that the ending value of hypothetical initial investment of $6,000 in the Federated Limited Term Fund's Class A Shares, assuming a 1% sales charge and the reinvestment of all capital gains and dividends, would have grown to $7,998 on 5/31/97.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/14/92 to 5/31/97. The "y" axis is measured in increments of $1,250 ranging from $0 to $7,500 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of all capital gains and dividends, would have grown to $6,954 on 5/31/97.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods 1/14/92 to 5/31/97. The "y" axis is measured in increments of $3,000 ranging from $0 to $15,000 and indicates that the ending value of a hypothetical initial investment of $10,000 in the fund would have grown to $13,330 on 5/31/97.

A4. The Graphic presentation here displayed consists of a pie chart showing the quality composition of the fund's portfolio as of 5/31/97. The breakdowns are as follows: AA-8%, BB/B-10%, A-19%, BBB-23% and AAA-32%.

A5. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 9/1/93 to 5/31/97. The "y" axis is measured in increments of $1,000 ranging from $0 to $6,000 and indicates that the ending value of hypothetical initial investment of $4,000 in the Federated Limited Term Municipal Fund's Class A Shares, assuming a 1% sales charge and the reinvestment of all capital gains and dividends, would have grown to $4,528 on 5/31/97.

A6. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 9/1/93 to 5/31/97. The "y" axis is measured in increments of $1,125 ranging from $0 to $4,500 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of all capital gains and dividends, would have grown to $4,313 on 5/31/97.

A7. The Graphic presentation here displayed consists of a pie chart showing the quality composition of the fund's portfolio as of 5/31/97. The breakdowns are as follows: AAA-4%, AA-7%, NR-17%, A-34% and BBB-38%.

A8. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/4/94 to 5/31/97. The "y" axis is measured in increments of $1,000 ranging from $0 to $6,000 and indicates that the ending value of hypothetical initial investment of $4,000 in the Federated Strategic Income Fund's Class A Shares, assuming a 4.50% sales charge and the reinvestment of all capital gains and dividends, would have grown to $5,199 on 5/31/97.

A9. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/4/94 to 5/31/97. The "y" axis is measured in increments of $1,000 ranging from $0 to $5,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of all capital gains and dividends, would have grown to $4,518 on 5/31/97.

A10. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods 5/4/94 to 5/31/97. The "y" axis is measured in increments of $25,000 ranging from $0 to $150,000 and indicates that the ending value of a hypothetical initial investment of $100,000 in the fund's Class A Shares would have grown to $130,989 on 5/31/97.